UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07896

GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Global Growth Fund

Class AAA - GICPX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class AAA	$47	0.90%

How did the Fund perform?

In the first half of 2025, the Gabelli Global Growth Fund underperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classif. The Trump Admin’s reciprocal tariff program proposed in early-April, if enacted, may result in higher prices and slower growth. Absent these risks, the US economy remains on stable footing, upheld by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption bend positively this year, bringing large infrastructure investments from scaled players. As a result, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class AAA	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000
6/16	9,490	9,683	9,747
6/17	11,228	11,563	11,625
6/18	13,552	12,871	13,240
6/19	14,938	13,685	14,563
6/20	17,431	14,046	16,182
6/21	23,726	19,646	22,265
6/22	16,768	16,627	16,674
6/23	20,794	19,475	19,929
6/24	27,455	23,354	24,036
6/25	31,169	27,252	27,394

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class AAA	8.85%	13.53%	12.33%	12.04%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

Fund Statistics

  Total Net Assets$198,019,997
  Number of Portfolio Holdings60
  Portfolio Turnover Rate8%
  Management Fees$485,570

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Netflix Inc.	4.4%
Amazon.com Inc.	4.2%
Eli Lilly & Co.	3.3%
Meta Platforms Inc.	3.3%
Broadcom Inc.	3.2%
Visa Inc.	3.1%
Alphabet Inc.	2.6%
General Electric Co.	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	87.0%
U.S. Government Obligations	13.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	15.0%
Financials	14.9%
U.S. Government Obligations	13.2%
Industrials	13.1%
Information Technology - Software and Services	12.4%
Communication Services	12.3%
Health Care	9.1%
Consumer Discretionary	8.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - GICPX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GICPX-25-SATSR

The Gabelli Global Growth Fund

Class C - GGGCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class C	$47	0.90%

How did the Fund perform?

In the first half of 2025, the Gabelli Global Growth Fund underperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classif. The Trump Admin’s reciprocal tariff program proposed in early-April, if enacted, may result in higher prices and slower growth. Absent these risks, the US economy remains on stable footing, upheld by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption bend positively this year, bringing large infrastructure investments from scaled players. As a result, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class C	The Gabelli Global Growth Fund - Class C (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000
6/16	9,421	9,327	9,683	9,747
6/17	11,062	10,858	11,563	11,625
6/18	13,253	12,901	12,871	13,240
6/19	14,498	13,983	13,685	14,563
6/20	16,866	16,127	14,046	16,182
6/21	22,955	21,789	19,646	22,265
6/22	16,225	15,247	16,627	16,674
6/23	20,120	18,754	19,475	19,929
6/24	26,565	24,574	23,354	24,036
6/25	30,157	27,651	27,252	27,394

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class C	8.84%	13.52%	12.32%	11.67%
The Gabelli Global Growth Fund - Class C (includes sales charge)	7.84%	12.52%	12.32%	11.67%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

Fund Statistics

  Total Net Assets$198,019,997
  Number of Portfolio Holdings60
  Portfolio Turnover Rate8%
  Management Fees$485,570

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Netflix Inc.	4.4%
Amazon.com Inc.	4.2%
Eli Lilly & Co.	3.3%
Meta Platforms Inc.	3.3%
Broadcom Inc.	3.2%
Visa Inc.	3.1%
Alphabet Inc.	2.6%
General Electric Co.	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	87.0%
U.S. Government Obligations	13.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	15.0%
Financials	14.9%
U.S. Government Obligations	13.2%
Industrials	13.1%
Information Technology - Software and Services	12.4%
Communication Services	12.3%
Health Care	9.1%
Consumer Discretionary	8.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

Class C - GGGCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGCX-25-SATSR

The Gabelli Global Growth Fund

Class I - GGGIX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class I	$47	0.90%

How did the Fund perform?

In the first half of 2025, the Gabelli Global Growth Fund underperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classif. The Trump Admin’s reciprocal tariff program proposed in early-April, if enacted, may result in higher prices and slower growth. Absent these risks, the US economy remains on stable footing, upheld by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption bend positively this year, bringing large infrastructure investments from scaled players. As a result, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class I	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000
6/16	9,558	9,683	9,747
6/17	11,387	11,563	11,625
6/18	13,828	12,871	13,240
6/19	15,283	13,685	14,563
6/20	17,850	14,046	16,182
6/21	24,292	19,646	22,265
6/22	17,169	16,627	16,674
6/23	21,297	19,475	19,929
6/24	28,124	23,354	24,036
6/25	31,924	27,252	27,394

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class I	8.83%	13.51%	12.33%	12.31%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

Fund Statistics

  Total Net Assets$198,019,997
  Number of Portfolio Holdings60
  Portfolio Turnover Rate8%
  Management Fees$485,570

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Netflix Inc.	4.4%
Amazon.com Inc.	4.2%
Eli Lilly & Co.	3.3%
Meta Platforms Inc.	3.3%
Broadcom Inc.	3.2%
Visa Inc.	3.1%
Alphabet Inc.	2.6%
General Electric Co.	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	87.0%
U.S. Government Obligations	13.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	15.0%
Financials	14.9%
U.S. Government Obligations	13.2%
Industrials	13.1%
Information Technology - Software and Services	12.4%
Communication Services	12.3%
Health Care	9.1%
Consumer Discretionary	8.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

Class I - GGGIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGIX-25-SATSR

The Gabelli Global Growth Fund

Class A - GGGAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class A	$47	0.90%

How did the Fund perform?

In the first half of 2025, the Gabelli Global Growth Fund underperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classif. The Trump Admin’s reciprocal tariff program proposed in early-April, if enacted, may result in higher prices and slower growth. Absent these risks, the US economy remains on stable footing, upheld by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption bend positively this year, bringing large infrastructure investments from scaled players. As a result, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class A	The Gabelli Global Growth Fund - Class A (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000
6/16	9,493	8,947	9,683	9,747
6/17	11,229	9,975	11,563	11,625
6/18	13,555	11,349	12,871	13,240
6/19	14,937	11,787	13,685	14,563
6/20	17,432	12,964	14,046	16,182
6/21	23,725	16,630	19,646	22,265
6/22	16,763	11,074	16,627	16,674
6/23	20,792	12,946	19,475	19,929
6/24	27,451	16,110	23,354	24,036
6/25	31,162	17,236	27,252	27,394

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class A	8.84%	13.52%	12.32%	12.04%
The Gabelli Global Growth Fund - Class A (includes sales charge)	2.58%	6.99%	11.00%	11.38%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

Fund Statistics

  Total Net Assets$198,019,997
  Number of Portfolio Holdings60
  Portfolio Turnover Rate8%
  Management Fees$485,570

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Netflix Inc.	4.4%
Amazon.com Inc.	4.2%
Eli Lilly & Co.	3.3%
Meta Platforms Inc.	3.3%
Broadcom Inc.	3.2%
Visa Inc.	3.1%
Alphabet Inc.	2.6%
General Electric Co.	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	87.0%
U.S. Government Obligations	13.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	15.0%
Financials	14.9%
U.S. Government Obligations	13.2%
Industrials	13.1%
Information Technology - Software and Services	12.4%
Communication Services	12.3%
Health Care	9.1%
Consumer Discretionary	8.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

Class A - GGGAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGAX-25-SATSR

The Gabelli Global Content & Connectivity Fund

Class AAA - GABTX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class AAA	$48	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, the MSCI All Country World Index (ACWI), and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from continued optimism around artificial intelligence ecosystem and rising demand for AI chips, strength and scale in digital advertising, solid wireless operating performance and improved cash flow generation.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class AAA	MSCI ACWI Index	MSCI AC World Communication Services Index
6/15	10,000	10,000	10,000
6/16	9,795	9,683	10,337
6/17	10,375	11,563	10,183
6/18	10,312	12,871	9,838
6/19	10,612	13,685	11,184
6/20	10,288	14,046	12,225
6/21	14,365	19,646	17,408
6/22	10,339	16,627	12,257
6/23	10,952	19,475	13,587
6/24	13,459	23,354	18,014
6/25	16,455	27,252	22,668

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class AAA	13.30%	22.26%	9.85%	5.11%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
MSCI AC World Communication Services Index	14.98%	25.84%	13.14%	8.53%

Fund Statistics

  Total Net Assets$71,194,066
  Number of Portfolio Holdings47
  Portfolio Turnover Rate3%
  Management Fees$77,956

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	7.6%
T-Mobile US Inc.	7.5%
Meta Platforms Inc.	7.3%
Prosus NV	6.3%
Alphabet Inc.	5.7%
Deutsche Telekom AG	5.6%
Millicom International Cellular SA	4.2%
Microsoft Corp.	4.2%
Telephone and Data Systems Inc.	3.8%
United States Cellular Corp.	3.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
Preferred Stocks	0.6%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.5%
Consumer Discretionary	11.2%
Information Technology	6.1%
Financials	5.8%
Real Estate	3.5%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - GABTX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABTX-25-SATSR

The Gabelli Global Content & Connectivity Fund

Class C - GTCCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class C	$49	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, the MSCI All Country World Index (ACWI), and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from continued optimism around artificial intelligence ecosystem and rising demand for AI chips, strength and scale in digital advertising, solid wireless operating performance and improved cash flow generation.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class C	The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
6/15	10,000	10,000	10,000	10,000
6/16	9,720	9,623	9,683	10,337
6/17	10,216	10,018	11,563	10,183
6/18	10,078	9,783	12,871	9,838
6/19	10,293	9,895	13,685	11,184
6/20	9,948	9,467	14,046	12,225
6/21	13,888	13,122	19,646	17,408
6/22	9,998	9,352	16,627	12,257
6/23	10,534	9,760	19,475	13,587
6/24	12,954	11,905	23,354	18,014
6/25	16,880	15,393	27,252	22,668

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class C	20.87%	30.31%	11.16%	5.38%
The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	19.87%	29.31%	11.16%	5.38%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
MSCI AC World Communication Services Index	14.98%	25.84%	13.14%	8.53%

Fund Statistics

  Total Net Assets$71,194,066
  Number of Portfolio Holdings47
  Portfolio Turnover Rate3%
  Management Fees$77,956

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	7.6%
T-Mobile US Inc.	7.5%
Meta Platforms Inc.	7.3%
Prosus NV	6.3%
Alphabet Inc.	5.7%
Deutsche Telekom AG	5.6%
Millicom International Cellular SA	4.2%
Microsoft Corp.	4.2%
Telephone and Data Systems Inc.	3.8%
United States Cellular Corp.	3.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
Preferred Stocks	0.6%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.5%
Consumer Discretionary	11.2%
Information Technology	6.1%
Financials	5.8%
Real Estate	3.5%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2025

Class C - GTCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTCCX-25-SATSR

The Gabelli Global Content & Connectivity Fund

Class I - GTTIX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class I	$48	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, the MSCI All Country World Index (ACWI), and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from continued optimism around artificial intelligence ecosystem and rising demand for AI chips, strength and scale in digital advertising, solid wireless operating performance and improved cash flow generation.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class I	MSCI ACWI Index	MSCI AC World Communication Services Index
6/15	10,000	10,000	10,000
6/16	9,819	9,683	10,337
6/17	10,445	11,563	10,183
6/18	10,462	12,871	9,838
6/19	10,847	13,685	11,184
6/20	10,552	14,046	12,225
6/21	14,728	19,646	17,408
6/22	10,598	16,627	12,257
6/23	11,229	19,475	13,587
6/24	13,802	23,354	18,014
6/25	16,876	27,252	22,668

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class I	13.35%	22.27%	9.85%	5.37%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
MSCI AC World Communication Services Index	14.98%	25.84%	13.14%	8.53%

Fund Statistics

  Total Net Assets$71,194,066
  Number of Portfolio Holdings47
  Portfolio Turnover Rate3%
  Management Fees$77,956

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	7.6%
T-Mobile US Inc.	7.5%
Meta Platforms Inc.	7.3%
Prosus NV	6.3%
Alphabet Inc.	5.7%
Deutsche Telekom AG	5.6%
Millicom International Cellular SA	4.2%
Microsoft Corp.	4.2%
Telephone and Data Systems Inc.	3.8%
United States Cellular Corp.	3.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
Preferred Stocks	0.6%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.5%
Consumer Discretionary	11.2%
Information Technology	6.1%
Financials	5.8%
Real Estate	3.5%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2025

Class I - GTTIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTTIX-25-SATSR

The Gabelli Global Content & Connectivity Fund

Class A - GTCAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class A	$48	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, the MSCI All Country World Index (ACWI), and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from continued optimism around artificial intelligence ecosystem and rising demand for AI chips, strength and scale in digital advertising, solid wireless operating performance and improved cash flow generation.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class A	The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
6/15	10,000	10,000	10,000	10,000
6/16	9,793	9,230	9,683	10,337
6/17	10,357	9,200	11,563	10,183
6/18	10,295	8,619	12,871	9,838
6/19	10,596	8,362	13,685	11,184
6/20	10,269	7,637	14,046	12,225
6/21	14,337	10,050	19,646	17,408
6/22	10,319	6,817	16,627	12,257
6/23	10,932	6,807	19,475	13,587
6/24	13,435	7,885	23,354	18,014
6/25	16,427	9,086	27,252	22,668

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class A	13.35%	22.27%	9.85%	5.09%
The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	6.84%	15.24%	8.56%	4.47%
MSCI ACWI Index	10.33%	16.69%	14.18%	10.55%
MSCI AC World Communication Services Index	14.98%	25.84%	13.14%	8.53%

Fund Statistics

  Total Net Assets$71,194,066
  Number of Portfolio Holdings47
  Portfolio Turnover Rate3%
  Management Fees$77,956

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	7.6%
T-Mobile US Inc.	7.5%
Meta Platforms Inc.	7.3%
Prosus NV	6.3%
Alphabet Inc.	5.7%
Deutsche Telekom AG	5.6%
Millicom International Cellular SA	4.2%
Microsoft Corp.	4.2%
Telephone and Data Systems Inc.	3.8%
United States Cellular Corp.	3.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
Preferred Stocks	0.6%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.5%
Consumer Discretionary	11.2%
Information Technology	6.1%
Financials	5.8%
Real Estate	3.5%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2025

Class A - GTCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTCAX-25-SATSR

The Gabelli Global Mini Mites Fund

Class A - GMNAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class A	$45	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Global Mini Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, while underperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. First half performance was affected by April 2 'Liberation Day' tariffs, the subsequent pause, and concerns over interest rates and inflation. Further clarity on tariffs and expectations of lower interest rates in the second half could provide a more favorable environment.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class A	The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
6/19	9,279	8,745	9,669	9,044	9,824
6/20	7,686	6,827	9,028	8,790	9,283
6/21	14,538	12,171	14,628	14,527	14,169
6/22	10,883	8,587	10,942	10,864	11,019
6/23	13,102	9,743	12,289	11,157	12,531
6/24	14,556	10,203	13,525	11,724	13,737
6/25	17,133	11,318	14,564	14,116	15,625

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class A	(0.27)%	17.70%	17.39%	8.31%
The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	(6.01)%	10.93%	16.01%	7.36%
Russell 2000 Index	(1.79)%	7.68%	10.04%	5.40%
MSCI World Micro Cap Index	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index	6.84%	13.75%	10.98%	6.55%

Fund Statistics

  Total Net Assets$15,479,390
  Number of Portfolio Holdings154
  Portfolio Turnover Rate13%
  Management Fees$(18,279)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	6.5%
Ampco-Pittsburgh Corp.	2.3%
Avio SpA	2.2%
Myers Industries Inc.	2.1%
Velan Inc.	1.9%
L.B. Foster Co.	1.7%
Standard Motor Products Inc.	1.7%
Clarus Corp.	1.6%
Monro Inc.	1.5%
Ollamani SAB	1.4%

Portfolio Weighting (% of net assets)

Common Stocks	73.3%
U.S. Government Obligations	36.9%
Other Assets and Liabilities (Net)	(10.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.9%
Metals and Mining	10.1%
Diversified Industrial	9.0%
Hotels and Gaming	5.8%
Automotive: Parts and Accessories	5.8%
Health Care	5.4%
Aerospace and Defense	5.1%
Consumer Products	5.1%
Other Industry sectors	27.0%
Other Assets and Liabilities (Net)	(10.2)%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2025

Class A - GMNAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GMNAX-25-SATSR

The Gabelli Global Mini Mites Fund

Class C - GMNCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class C	$45	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Global Mini Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, while underperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. First half performance was affected by April 2 'Liberation Day' tariffs, the subsequent pause, and concerns over interest rates and inflation. Further clarity on tariffs and expectations of lower interest rates in the second half could provide a more favorable environment.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class C	The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
6/19	9,243	9,343	9,669	9,044	9,824
6/20	7,633	7,638	9,028	8,790	9,283
6/21	14,435	14,369	14,628	14,527	14,169
6/22	10,807	10,650	10,942	10,864	11,019
6/23	13,003	12,707	12,289	11,157	12,531
6/24	14,446	13,990	13,525	11,724	13,737
6/25	17,009	16,333	14,564	14,116	15,625

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class C	(0.18)%	17.74%	17.38%	8.19%
The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	(1.18)%	16.74%	17.38%	8.19%
Russell 2000 Index	(1.79)%	7.68%	10.04%	5.40%
MSCI World Micro Cap Index	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index	6.84%	13.75%	10.98%	6.55%

Fund Statistics

  Total Net Assets$15,479,390
  Number of Portfolio Holdings154
  Portfolio Turnover Rate13%
  Management Fees$(18,279)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	6.5%
Ampco-Pittsburgh Corp.	2.3%
Avio SpA	2.2%
Myers Industries Inc.	2.1%
Velan Inc.	1.9%
L.B. Foster Co.	1.7%
Standard Motor Products Inc.	1.7%
Clarus Corp.	1.6%
Monro Inc.	1.5%
Ollamani SAB	1.4%

Portfolio Weighting (% of net assets)

Common Stocks	73.3%
U.S. Government Obligations	36.9%
Other Assets and Liabilities (Net)	(10.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.9%
Metals and Mining	10.1%
Diversified Industrial	9.0%
Hotels and Gaming	5.8%
Automotive: Parts and Accessories	5.8%
Health Care	5.4%
Aerospace and Defense	5.1%
Consumer Products	5.1%
Other Industry sectors	27.0%
Other Assets and Liabilities (Net)	(10.2)%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2025

Class C - GMNCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GMNCX-25-SATSR

The Gabelli Global Mini Mites Fund

Class I - GGMMX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class I	$45	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Global Mini Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, while underperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. First half performance was affected by April 2 'Liberation Day' tariffs, the subsequent pause, and concerns over interest rates and inflation. Further clarity on tariffs and expectations of lower interest rates in the second half could provide a more favorable environment.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class I	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	9,296	9,669	9,044	9,824
6/20	7,719	9,028	8,790	9,283
6/21	14,591	14,628	14,527	14,169
6/22	10,914	10,942	10,864	11,019
6/23	13,151	12,289	11,157	12,531
6/24	14,596	13,525	11,724	13,737
6/25	17,180	14,564	14,116	15,625

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class I	(0.27)%	17.71%	17.35%	8.35%
Russell 2000 Index	(1.79)%	7.68%	10.04%	5.40%
MSCI World Micro Cap Index	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index	6.84%	13.75%	10.98%	6.55%

Fund Statistics

  Total Net Assets$15,479,390
  Number of Portfolio Holdings154
  Portfolio Turnover Rate13%
  Management Fees$(18,279)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	6.5%
Ampco-Pittsburgh Corp.	2.3%
Avio SpA	2.2%
Myers Industries Inc.	2.1%
Velan Inc.	1.9%
L.B. Foster Co.	1.7%
Standard Motor Products Inc.	1.7%
Clarus Corp.	1.6%
Monro Inc.	1.5%
Ollamani SAB	1.4%

Portfolio Weighting (% of net assets)

Common Stocks	73.3%
U.S. Government Obligations	36.9%
Other Assets and Liabilities (Net)	(10.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.9%
Metals and Mining	10.1%
Diversified Industrial	9.0%
Hotels and Gaming	5.8%
Automotive: Parts and Accessories	5.8%
Health Care	5.4%
Aerospace and Defense	5.1%
Consumer Products	5.1%
Other Industry sectors	27.0%
Other Assets and Liabilities (Net)	(10.2)%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2025

Class I - GGMMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGMMX-25-SATSR

The Gabelli Global Mini Mites Fund

Class AAA - GAMNX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class AAA	$45	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Global Mini Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, while underperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. First half performance was affected by April 2 'Liberation Day' tariffs, the subsequent pause, and concerns over interest rates and inflation. Further clarity on tariffs and expectations of lower interest rates in the second half could provide a more favorable environment.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class AAA	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	9,290	9,669	9,044	9,824
6/20	7,699	9,028	8,790	9,283
6/21	14,553	14,628	14,527	14,169
6/22	10,885	10,942	10,864	11,019
6/23	13,117	12,289	11,157	12,531
6/24	14,558	13,525	11,724	13,737
6/25	17,136	14,564	14,116	15,625

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class AAA	(0.27)%	17.71%	17.35%	8.31%
Russell 2000 Index	(1.79)%	7.68%	10.04%	5.40%
MSCI World Micro Cap Index	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index	6.84%	13.75%	10.98%	6.55%

Fund Statistics

  Total Net Assets$15,479,390
  Number of Portfolio Holdings154
  Portfolio Turnover Rate13%
  Management Fees$(18,279)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	6.5%
Ampco-Pittsburgh Corp.	2.3%
Avio SpA	2.2%
Myers Industries Inc.	2.1%
Velan Inc.	1.9%
L.B. Foster Co.	1.7%
Standard Motor Products Inc.	1.7%
Clarus Corp.	1.6%
Monro Inc.	1.5%
Ollamani SAB	1.4%

Portfolio Weighting (% of net assets)

Common Stocks	73.3%
U.S. Government Obligations	36.9%
Other Assets and Liabilities (Net)	(10.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.9%
Metals and Mining	10.1%
Diversified Industrial	9.0%
Hotels and Gaming	5.8%
Automotive: Parts and Accessories	5.8%
Health Care	5.4%
Aerospace and Defense	5.1%
Consumer Products	5.1%
Other Industry sectors	27.0%
Other Assets and Liabilities (Net)	(10.2)%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - GAMNX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAMNX-25-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class AAA - GAGCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class AAA	$48	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Rising Income & Dividend Fund (GRID) outperformed its broad-based benchmark, the MSCI World Index and its comparative, the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were dominated by the ongoing tariff negotiations, but settled towards the end of the first half as some new deals were made at lower levels than had been anticipated. Interest rates remained unchanged in the first half. International markets saw modest gains, while the U.S. markets saw strong gains.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class AAA	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000
6/16	10,133	9,781	9,747
6/17	11,697	11,626	11,625
6/18	12,123	12,986	13,240
6/19	11,890	13,887	14,563
6/20	10,614	14,359	16,182
6/21	15,882	20,056	22,265
6/22	13,360	17,260	16,674
6/23	15,241	20,562	19,929
6/24	15,300	24,828	24,036
6/25	17,925	28,989	27,394

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class AAA	12.97%	17.16%	11.05%	6.01%
MSCI World Index	9.75%	16.76%	15.09%	11.23%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

Fund Statistics

  Total Net Assets$64,385,465
  Number of Portfolio Holdings177
  Portfolio Turnover Rate1%
  Management Fees$144,088

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	8.7%
Berkshire Hathaway Inc.	3.4%
CNH Industrial NV, New York	2.8%
Nestlé SA	2.2%
Rolls-Royce Holdings plc	2.1%
Iveco Group NV	2.0%
T-Mobile US Inc.	1.9%
Deutsche Telekom AG	1.8%
Mueller Industries Inc.	1.8%
Traton SE	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	98.7%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.3%
Food and Beverage	11.3%
Electronics	8.7%
Energy and Utilities	5.9%
Diversified Industrial	5.8%
Telecommunication Services	5.3%
Automotive	5.3%
Wireless Telecommunication Services	5.3%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - GAGCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGCX-25-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class C - GACCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class C	$48	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Rising Income & Dividend Fund (GRID) outperformed its broad-based benchmark, the MSCI World Index and its comparative, the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were dominated by the ongoing tariff negotiations, but settled towards the end of the first half as some new deals were made at lower levels than had been anticipated. Interest rates remained unchanged in the first half. International markets saw modest gains, while the U.S. markets saw strong gains.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class C	The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000
6/16	10,034	9,934	9,781	9,747
6/17	11,502	11,288	11,626	11,625
6/18	11,828	11,496	12,986	13,240
6/19	11,517	11,081	13,887	14,563
6/20	10,249	9,762	14,359	16,182
6/21	15,339	14,513	20,056	22,265
6/22	12,900	12,084	17,260	16,674
6/23	14,718	13,666	20,562	19,929
6/24	14,773	13,580	24,828	24,036
6/25	17,307	15,773	28,989	27,394

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class C	12.96%	17.15%	11.05%	5.64%
The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	11.96%	16.15%	11.05%	5.64%
MSCI World Index	9.75%	16.76%	15.09%	11.23%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

Fund Statistics

  Total Net Assets$64,385,465
  Number of Portfolio Holdings177
  Portfolio Turnover Rate1%
  Management Fees$144,088

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	8.7%
Berkshire Hathaway Inc.	3.4%
CNH Industrial NV, New York	2.8%
Nestlé SA	2.2%
Rolls-Royce Holdings plc	2.1%
Iveco Group NV	2.0%
T-Mobile US Inc.	1.9%
Deutsche Telekom AG	1.8%
Mueller Industries Inc.	1.8%
Traton SE	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	98.7%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.3%
Food and Beverage	11.3%
Electronics	8.7%
Energy and Utilities	5.9%
Diversified Industrial	5.8%
Telecommunication Services	5.3%
Automotive	5.3%
Wireless Telecommunication Services	5.3%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2025

Class C - GACCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GACCX-25-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class I - GAGIX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class I	$48	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Rising Income & Dividend Fund (GRID) outperformed its broad-based benchmark, the MSCI World Index and its comparative, the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were dominated by the ongoing tariff negotiations, but settled towards the end of the first half as some new deals were made at lower levels than had been anticipated. Interest rates remained unchanged in the first half. International markets saw modest gains, while the U.S. markets saw strong gains.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class I	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000
6/16	10,138	9,781	9,747
6/17	11,763	11,626	11,625
6/18	12,267	12,986	13,240
6/19	12,121	13,887	14,563
6/20	10,853	14,359	16,182
6/21	16,237	20,056	22,265
6/22	13,658	17,260	16,674
6/23	15,586	20,562	19,929
6/24	15,641	24,828	24,036
6/25	18,324	28,989	27,394

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class I	12.98%	17.16%	11.04%	6.24%
MSCI World Index	9.75%	16.76%	15.09%	11.23%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

Fund Statistics

  Total Net Assets$64,385,465
  Number of Portfolio Holdings177
  Portfolio Turnover Rate1%
  Management Fees$144,088

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	8.7%
Berkshire Hathaway Inc.	3.4%
CNH Industrial NV, New York	2.8%
Nestlé SA	2.2%
Rolls-Royce Holdings plc	2.1%
Iveco Group NV	2.0%
T-Mobile US Inc.	1.9%
Deutsche Telekom AG	1.8%
Mueller Industries Inc.	1.8%
Traton SE	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	98.7%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.3%
Food and Beverage	11.3%
Electronics	8.7%
Energy and Utilities	5.9%
Diversified Industrial	5.8%
Telecommunication Services	5.3%
Automotive	5.3%
Wireless Telecommunication Services	5.3%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2025

Class I - GAGIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGIX-25-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class A - GAGAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class A	$48	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Global Rising Income & Dividend Fund (GRID) outperformed its broad-based benchmark, the MSCI World Index and its comparative, the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were dominated by the ongoing tariff negotiations, but settled towards the end of the first half as some new deals were made at lower levels than had been anticipated. Interest rates remained unchanged in the first half. International markets saw modest gains, while the U.S. markets saw strong gains.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class A	The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000
6/16	10,110	9,528	9,781	9,747
6/17	11,674	10,369	11,626	11,625
6/18	12,097	10,127	12,986	13,240
6/19	11,867	9,363	13,887	14,563
6/20	10,596	7,880	14,359	16,182
6/21	15,853	11,111	20,056	22,265
6/22	13,335	8,809	17,260	16,674
6/23	15,215	9,473	20,562	19,929
6/24	15,269	8,960	24,828	24,036
6/25	17,888	9,893	28,989	27,394

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class A	12.97%	17.16%	11.04%	5.99%
The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	6.48%	10.42%	9.73%	5.36%
MSCI World Index	9.75%	16.76%	15.09%	11.23%
Lipper Global Large-Cap Growth Fund Classification	9.58%	13.97%	11.10%	10.60%

Fund Statistics

  Total Net Assets$64,385,465
  Number of Portfolio Holdings177
  Portfolio Turnover Rate1%
  Management Fees$144,088

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	8.7%
Berkshire Hathaway Inc.	3.4%
CNH Industrial NV, New York	2.8%
Nestlé SA	2.2%
Rolls-Royce Holdings plc	2.1%
Iveco Group NV	2.0%
T-Mobile US Inc.	1.9%
Deutsche Telekom AG	1.8%
Mueller Industries Inc.	1.8%
Traton SE	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	98.7%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.3%
Food and Beverage	11.3%
Electronics	8.7%
Energy and Utilities	5.9%
Diversified Industrial	5.8%
Telecommunication Services	5.3%
Automotive	5.3%
Wireless Telecommunication Services	5.3%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2025

Class A - GAGAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGAX-25-SATSR

The Gabelli International Small Cap Fund

Class AAA - GABOX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class AAA	$51	0.92%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli International Small Cap Fund outperformed its broad-based benchmark, the MSCI EAFE Index and its comparative, the MSCI EAFE Small Cap Index. Many factors, both overseas and domestically, drove first half performance. Uncertainty about tariffs was widespread and affected the majority of our trading partners. On a positive note, many European countries, including the United Kingdom and Germany, agreed to boost defence spending. In addition, gold equities saw strong performance as the price of bullion rose. The Fed has yet to lower interest rates in 2025.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class AAA	MSCI EAFE Index	MSCI EAFE Small Cap Index
6/15	10,000	10,000	10,000
6/16	10,139	9,028	9,668
6/17	11,468	10,909	11,954
6/18	12,309	11,712	13,490
6/19	11,279	11,900	12,684
6/20	11,603	11,337	12,280
6/21	16,115	15,069	17,374
6/22	11,178	12,458	13,267
6/23	12,571	14,876	14,688
6/24	12,139	16,674	15,907
6/25	14,410	19,731	19,580

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class AAA	22.30%	18.71%	4.43%	3.72%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Small Cap Index	21.32%	23.09%	9.78%	6.95%

Fund Statistics

  Total Net Assets$5,981,268
  Number of Portfolio Holdings50
  Portfolio Turnover Rate7%
  Management Fees$(67,146)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Chemring Group plc	5.2%
Endeavour Mining plc	4.4%
Siegfried Holding AG	3.8%
Alamos Gold Inc.	3.3%
GMO internet group Inc.	3.1%
Genius Sports Ltd.	3.1%
Loomis AB	2.8%
Perseus Mining Ltd.	2.8%
Tamburi Investment Partners SpA	2.8%
Eldorado Gold Corp.	2.7%

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.1%
Preferred Stocks	2.4%
Other Assets and Liabilities (Net)	(1.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	22.3%
Industrials	17.3%
Consumer Discretionary	14.5%
Consumer Staples	14.0%
Health Care	12.1%
Information Technology	9.9%
Financials	6.5%
U.S. Government Obligations	4.1%
Other Industry sectors	1.2%
Other Assets and Liabilities (Net)	(1.9)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - GABOX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABOX-25-SATSR

The Gabelli International Small Cap Fund

Class C - GGLCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class C	$51	0.92%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli International Small Cap Fund outperformed its broad-based benchmark, the MSCI EAFE Index and its comparative, the MSCI EAFE Small Cap Index. Many factors, both overseas and domestically, drove first half performance. Uncertainty about tariffs was widespread and affected the majority of our trading partners. On a positive note, many European countries, including the United Kingdom and Germany, agreed to boost defence spending. In addition, gold equities saw strong performance as the price of bullion rose. The Fed has yet to lower interest rates in 2025.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class C	The Gabelli International Small Cap Fund - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
6/15	10,000	10,000	10,000	10,000
6/16	10,068	9,968	9,028	9,668
6/17	11,351	11,138	10,909	11,954
6/18	11,994	11,658	11,712	13,490
6/19	10,799	10,391	11,900	12,684
6/20	11,027	10,507	11,337	12,280
6/21	15,312	14,485	15,069	17,374
6/22	10,629	9,955	12,458	13,267
6/23	11,948	11,090	14,876	14,688
6/24	11,542	10,607	16,674	15,907
6/25	13,695	12,479	19,731	19,580

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class C	22.32%	18.65%	4.43%	3.19%
The Gabelli International Small Cap Fund - Class C (includes sales charge)	21.32%	17.65%	4.43%	3.19%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Small Cap Index	21.32%	23.09%	9.78%	6.95%

Fund Statistics

  Total Net Assets$5,981,268
  Number of Portfolio Holdings50
  Portfolio Turnover Rate7%
  Management Fees$(67,146)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Chemring Group plc	5.2%
Endeavour Mining plc	4.4%
Siegfried Holding AG	3.8%
Alamos Gold Inc.	3.3%
GMO internet group Inc.	3.1%
Genius Sports Ltd.	3.1%
Loomis AB	2.8%
Perseus Mining Ltd.	2.8%
Tamburi Investment Partners SpA	2.8%
Eldorado Gold Corp.	2.7%

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.1%
Preferred Stocks	2.4%
Other Assets and Liabilities (Net)	(1.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	22.3%
Industrials	17.3%
Consumer Discretionary	14.5%
Consumer Staples	14.0%
Health Care	12.1%
Information Technology	9.9%
Financials	6.5%
U.S. Government Obligations	4.1%
Other Industry sectors	1.2%
Other Assets and Liabilities (Net)	(1.9)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2025

Class C - GGLCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGLCX-25-SATSR

The Gabelli International Small Cap Fund

Class I - GLOIX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class I	$51	0.92%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli International Small Cap Fund outperformed its broad-based benchmark, the MSCI EAFE Index and its comparative, the MSCI EAFE Small Cap Index. Many factors, both overseas and domestically, drove first half performance. Uncertainty about tariffs was widespread and affected the majority of our trading partners. On a positive note, many European countries, including the United Kingdom and Germany, agreed to boost defence spending. In addition, gold equities saw strong performance as the price of bullion rose. The Fed has yet to lower interest rates in 2025.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class I	MSCI EAFE Index	MSCI EAFE Small Cap Index
6/15	10,000	10,000	10,000
6/16	9,720	9,028	9,668
6/17	10,216	10,909	11,954
6/18	10,078	11,712	13,490
6/19	10,293	11,900	12,684
6/20	9,948	11,337	12,280
6/21	13,888	15,069	17,374
6/22	9,998	12,458	13,267
6/23	10,534	14,876	14,688
6/24	12,954	16,674	15,907
6/25	16,880	19,731	19,580

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class I	22.39%	18.70%	4.44%	3.89%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Small Cap Index	21.32%	23.09%	9.78%	6.95%

Fund Statistics

  Total Net Assets$5,981,268
  Number of Portfolio Holdings50
  Portfolio Turnover Rate7%
  Management Fees$(67,146)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Chemring Group plc	5.2%
Endeavour Mining plc	4.4%
Siegfried Holding AG	3.8%
Alamos Gold Inc.	3.3%
GMO internet group Inc.	3.1%
Genius Sports Ltd.	3.1%
Loomis AB	2.8%
Perseus Mining Ltd.	2.8%
Tamburi Investment Partners SpA	2.8%
Eldorado Gold Corp.	2.7%

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.1%
Preferred Stocks	2.4%
Other Assets and Liabilities (Net)	(1.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	22.3%
Industrials	17.3%
Consumer Discretionary	14.5%
Consumer Staples	14.0%
Health Care	12.1%
Information Technology	9.9%
Financials	6.5%
U.S. Government Obligations	4.1%
Other Industry sectors	1.2%
Other Assets and Liabilities (Net)	(1.9)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2025

Class I - GLOIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GLOIX-25-SATSR

The Gabelli International Small Cap Fund

Class A - GOCAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class A	$51	0.92%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli International Small Cap Fund outperformed its broad-based benchmark, the MSCI EAFE Index and its comparative, the MSCI EAFE Small Cap Index. Many factors, both overseas and domestically, drove first half performance. Uncertainty about tariffs was widespread and affected the majority of our trading partners. On a positive note, many European countries, including the United Kingdom and Germany, agreed to boost defence spending. In addition, gold equities saw strong performance as the price of bullion rose. The Fed has yet to lower interest rates in 2025.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class A	The Gabelli International Small Cap Fund - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
6/15	10,000	10,000	10,000	10,000
6/16	10,139	9,556	9,028	9,668
6/17	11,473	10,192	10,909	11,954
6/18	12,217	10,229	11,712	13,490
6/19	11,080	8,743	11,900	12,684
6/20	11,348	8,440	11,337	12,280
6/21	15,763	11,050	15,069	17,374
6/22	10,941	7,229	12,458	13,267
6/23	12,298	7,658	14,876	14,688
6/24	11,874	6,969	16,674	15,907
6/25	14,101	7,800	19,731	19,580

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class A	22.36%	18.76%	4.44%	3.50%
The Gabelli International Small Cap Fund - Class A (includes sales charge)	15.32%	11.93%	3.21%	2.89%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Small Cap Index	21.32%	23.09%	9.78%	6.95%

Fund Statistics

  Total Net Assets$5,981,268
  Number of Portfolio Holdings50
  Portfolio Turnover Rate7%
  Management Fees$(67,146)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Chemring Group plc	5.2%
Endeavour Mining plc	4.4%
Siegfried Holding AG	3.8%
Alamos Gold Inc.	3.3%
GMO internet group Inc.	3.1%
Genius Sports Ltd.	3.1%
Loomis AB	2.8%
Perseus Mining Ltd.	2.8%
Tamburi Investment Partners SpA	2.8%
Eldorado Gold Corp.	2.7%

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.1%
Preferred Stocks	2.4%
Other Assets and Liabilities (Net)	(1.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	22.3%
Industrials	17.3%
Consumer Discretionary	14.5%
Consumer Staples	14.0%
Health Care	12.1%
Information Technology	9.9%
Financials	6.5%
U.S. Government Obligations	4.1%
Other Industry sectors	1.2%
Other Assets and Liabilities (Net)	(1.9)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2025

Class A - GOCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GOCAX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Global Growth Fund

Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Caesar M.P. Bryan	Howard F. Ward, CFA	John Belton, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class I Share of The Gabelli Global Growth Fund was 8.8% compared with a total return of 10.3% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

The Gabelli Global Growth Fund

Information Technology - Semiconductors, Hardware, and Equipment	15.0%
Financials	14.9%
U.S. Government Obligations	13.2%
Industrials	13.1%
Information Technology - Software and Services	12.4%
Communication Services	12.3%
Health Care	9.1%
Consumer Discretionary	8.0%
Consumer Staples	1.3%
Materials	0.9%
Other Assets and Liabilities (Net)	(0.2)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Growth Fund

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 87.0%
	INFORMATION TECHNOLOGY - SEMICONDUCTORS, HARDWARE, AND EQUIPMENT — 15.0%
24,300	Apple Inc.	$377,306	$4,985,631
4,000	Applied Materials Inc.	821,544	732,280
3,550	ASML Holding NV	932,177	2,844,935
22,900	Broadcom Inc.	4,544,776	6,312,385
8,200	Keyence Corp.	343,744	3,293,552
73,500	NVIDIA Corp.	361,914	11,612,265
		7,381,461	29,781,048
	FINANCIALS — 14.9%
10,450	Aon plc, Cl. A	3,953,246	3,728,142
11,055	Chubb Ltd.	2,517,684	3,202,855
4,200	Deutsche Boerse AG	1,339,550	1,369,932
169,000	Investor AB, Cl. B	2,383,031	4,997,172
25,500	KKR & Co. Inc.	2,575,602	3,392,265
6,700	Mastercard Inc., Cl. A	93,730	3,764,998
1,250	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	859,989	810,724
4,020	S&P Global Inc.	746,205	2,119,706
17,000	Visa Inc., Cl. A	301,339	6,035,850
		14,770,376	29,421,644
	INDUSTRIALS — 13.1%
11,390	Eaton Corp. plc	2,325,067	4,066,116
9,400	GE Vernova Inc.	1,321,619	4,974,010
19,850	General Electric Co.	3,046,199	5,109,192
2,800	Howmet Aerospace Inc.	475,272	521,164
500	Rheinmetall AG	1,075,962	1,058,388
36,300	Saab AB, Cl. B	1,746,583	2,024,319
13,500	Schneider Electric SE	3,486,599	3,590,745
8,800	Trane Technologies plc	1,772,971	3,849,208
4,200	Waste Connections Inc.	829,532	784,224
		16,079,804	25,977,366
	INFORMATION TECHNOLOGY - SOFTWARE AND SERVICES — 12.4%
5,830	Cadence Design Systems Inc.†	1,492,667	1,796,515
4,230	CrowdStrike Holdings Inc., Cl. A†	569,102	2,154,381
3,550	Intuit Inc.	1,670,689	2,796,086
24,400	Microsoft Corp.	786,952	12,136,804
12,900	Oracle Corp.	2,486,810	2,820,327
2,670	ServiceNow Inc.†	602,119	2,744,974
		7,608,339	24,449,087
	COMMUNICATION SERVICES — 12.3%
16,200	Alphabet Inc., Cl. A	238,018	2,854,926
12,720	Alphabet Inc., Cl. C	403,698	2,256,401
8,720	Meta Platforms Inc., Cl. A	1,521,263	6,436,145
Shares		Cost	Market Value
6,470	Netflix Inc.†	$1,343,552	$8,664,171
5,425	Spotify Technology SA†	890,386	4,162,819
		4,396,917	24,374,462
	HEALTH CARE — 9.1%
35,000	Boston Scientific Corp.†	2,709,707	3,759,350
8,320	Eli Lilly & Co.	3,612,603	6,485,690
5,550	Intuitive Surgical Inc.†	1,516,312	3,015,926
8,480	Stryker Corp.	2,754,677	3,354,942
3,450	Thermo Fisher Scientific Inc.	473,104	1,398,837
		11,066,403	18,014,745
	CONSUMER DISCRETIONARY — 8.0%
37,700	Amazon.com Inc.†	1,897,368	8,271,003
52,000	Chipotle Mexican Grill Inc.†	1,645,829	2,919,800
2,000	Christian Dior SE	290,698	1,000,315
4,300	LVMH Moet Hennessy Louis Vuitton SE	721,120	2,251,981
560	MercadoLibre Inc.†	1,429,225	1,463,633
		5,984,240	15,906,732
	CONSUMER STAPLES — 1.3%
5,950	L’Oreal SA	1,014,060	2,544,896

	MATERIALS — 0.9%
3,900	Linde plc	1,455,680	1,829,802

	TOTAL COMMON STOCKS	69,757,280	172,299,782

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 13.2%
$26,285,000	U.S. Treasury Bills, 4.208% to 4.347%††, 07/17/25 to 12/26/25	26,018,212	26,019,018

	TOTAL INVESTMENTS — 100.2%	$95,775,492	198,318,800

	Other Assets and Liabilities (Net) — (0.2)%		(298,803)

	NET ASSETS — 100.0%		$198,019,997

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

3

The Gabelli Global Growth Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	77.4%	$153,522,699
Europe	20.9	41,502,549
Japan	1.7	3,293,552
	100.0%	$198,318,800

See accompanying notes to financial statements.

4

The Gabelli Global Growth Fund

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $95,775,492)	$198,318,800
Cash	8,826
Receivable for Fund shares sold	11,790
Receivable from Adviser	75,470
Dividends receivable	65,047
Prepaid expenses	7,599
Total Assets	198,487,532
Liabilities:
Payable for Fund shares redeemed	159,209
Payable for investment advisory fees	157,613
Payable for distribution fees	23,931
Payable for accounting fees	7,500
Payable for legal and audit fees	35,822
Payable for shareholder communications	29,921
Payable for shareholder services fees	28,683
Other accrued expenses	24,856
Total Liabilities	467,535
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 3,107,651 shares outstanding)	$198,019,997

Net Assets Consist of:
Paid-in capital	$74,559,089
Total distributable earnings	123,460,908
Net Assets	$198,019,997

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($110,455,909 ÷ 1,750,063 shares outstanding; 75,000,000 shares authorized)	$63.12
Class A:
Net Asset Value and redemption price per share ($6,222,879 ÷ 98,666 shares outstanding; 50,000,000 shares authorized)	$63.07
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$66.92
Class C:
Net Asset Value and redemption price per share ($919,670 ÷ 18,091 shares outstanding; 25,000,000 shares authorized)	$50.84
Class I:
Net Asset Value, offering, and redemption price per share ($80,421,539 ÷ 1,240,831 shares outstanding; 25,000,000 shares authorized)	$64.81

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $39,968)	$566,454
Interest	464,779
Total Investment Income	1,031,233
Expenses:
Investment advisory fees	933,023
Distribution fees - Class AAA	129,591
Distribution fees - Class A	7,035
Distribution fees - Class C	4,294
Shareholder services fees	52,770
Shareholder communications expenses	40,046
Legal and audit fees	33,731
Accounting fees	22,500
Registration expenses	18,472
Directors’ fees	12,870
Custodian fees	12,226
Interest expense	299
Miscellaneous expenses	20,616
Total Expenses	1,287,473
Less:
Expense reimbursements (See Note 3)	(447,453)
Net Expenses	840,020
Net Investment Income	191,213

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	22,942,575
Net realized loss on foreign currency transactions	(2,196)
Net realized gain on investments and foreign currency transactions	22,940,379
Net change in unrealized appreciation/depreciation:
on investments	(7,269,566)
on foreign currency translations	3,408
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(7,266,158)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	15,674,221
Net Increase in Net Assets Resulting from Operations	$15,865,434

See accompanying notes to financial statements.

5

The Gabelli Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income/(loss)	$191,213	$(350,933)
Net realized gain on investments and foreign currency transactions	22,940,379	11,083,803
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(7,266,158)	33,393,894
Net Increase in Net Assets Resulting from Operations	15,865,434	44,126,764

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(2,432,607)
Class A	—	(128,907)
Class C	—	(20,414)
Class I	—	(1,784,023)
	—	(4,365,951)
Return of capital
Class AAA	—	(81,933)
Class A	—	(4,345)
Class C	—	(844)
Class I	—	(58,583)
	—	(145,705)
Total Distributions to Shareholders	—	(4,511,656)

Capital Share Transactions:
Class AAA	(4,458,721)	(6,465,315)
Class A	103,384	570,139
Class C	(28,537)	(308,771)
Class I	(3,786,537)	6,034,145
Net Decrease in Net Assets from Capital Share Transactions	(8,170,411)	(169,802)

Redemption Fees	601	758

Net Increase in Net Assets	7,695,624	39,446,064

Net Assets:
Beginning of year	190,324,373	150,878,309
End of period	$198,019,997	$190,324,373

See accompanying notes to financial statements.

6

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2025(d)	$57.99	$0.06	$5.07	$5.13	$—		$—	$—		$—	$0.00	$63.12	8.85%	$110,456	0.21	%(e)	1.48	%(e)	0.90	%(e)	8%
2024	45.77	(0.11)	13.74	13.63	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.99	29.71	105,995	(0.20)		1.48		0.90		26
2023	34.14	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.77	34.47	89,342	(0.18)		1.61		0.90		37
2022	54.68	(0.14)	(20.34)	(20.48)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.14	(37.45)	73,186	(0.34)		1.52		0.90	(f)(g)	36
2021	47.04	(0.25)	10.19	9.94	(0.02)		(2.28)	—		(2.30)	0.00	54.68	21.10	126,055	(0.49)		1.50		0.91	(f)	49
2020	35.56	(0.05)	12.64	12.59	(0.09)		(1.02)	—		(1.11)	0.00	47.04	35.43	115,210	(0.14)		1.57		0.90		50
Class A
2025(d)	$57.95	$0.06	$5.06	$5.12	$—		$—	$—		$—	$0.00	$63.07	8.84%	$6,223	0.22	%(e)	1.48	%(e)	0.90	%(e)	8%
2024	45.74	(0.11)	13.73	13.62	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.95	29.71	5,613	(0.20)		1.48		0.90		26
2023	34.11	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.74	34.50	3,973	(0.19)		1.61		0.90		37
2022	54.64	(0.14)	(20.33)	(20.47)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.11	(37.46)	2,957	(0.35)		1.52		0.90	(f)(g)	36
2021	47.01	(0.25)	10.18	9.93	(0.02)		(2.28)	—		(2.30)	0.00	54.64	21.09	5,252	(0.49)		1.50		0.91	(f)	49
2020	35.55	(0.05)	12.62	12.57	(0.09)		(1.02)	—		(1.11)	0.00	47.01	35.38	4,804	(0.12)		1.57		0.90		50
Class C
2025(d)	$46.71	$0.05	$4.08	$4.13	$—		$—	$—		$—	$0.00	$50.84	8.84%	$920	0.21	%(e)	2.23	%(e)	0.90	%(e)	8%
2024	36.88	(0.09)	11.07	10.98	(0.06)		(1.04)	(0.05)		(1.15)	0.00	46.71	29.72	875	(0.19)		2.23		0.90		26
2023	27.53	(0.06)	9.55	9.49	(0.14)		—	(0.00	)(b)	(0.14)	0.00	36.88	34.46	952	(0.19)		2.36		0.90		37
2022	44.09	(0.12)	(16.39)	(16.51)	(0.00	)(b)	(0.05)	—		(0.05)	0.00	27.53	(37.45)	881	(0.36)		2.27		0.90	(f)(g)	36
2021	38.30	(0.21)	8.30	8.09	(0.02)		(2.28)	—		(2.30)	0.00	44.09	21.08	2,411	(0.49)		2.25		0.91	(f)	49
2020	29.11	(0.04)	10.34	10.30	(0.09)		(1.02)	—		(1.11)	0.00	38.30	35.41	2,376	(0.12)		2.32		0.90		50
Class I
2025(d)	$59.55	$0.06	$5.20	$5.26	$—		$—	$—		$—	$0.00	$64.81	8.83%	$80,421	0.20	%(e)	1.23	%(e)	0.90	%(e)	8%
2024	47.00	(0.11)	14.10	13.99	(0.06)		(1.33)	(0.05)		(1.44)	0.00	59.55	29.71	77,841	(0.20)		1.23		0.90		26
2023	35.05	(0.08)	12.17	12.09	(0.14)		—	(0.00	)(b)	(0.14)	0.00	47.00	34.48	56,611	(0.18)		1.36		0.90		37
2022	56.12	(0.14)	(20.87)	(21.01)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	35.05	(37.43)	53,709	(0.35)		1.27		0.90	(f)(g)	36
2021	48.23	(0.26)	10.45	10.19	(0.02)		(2.28)	—		(2.30)	0.00	56.12	21.10	106,107	(0.50)		1.25		0.91	(f)	49
2020	36.45	(0.08)	12.97	12.89	(0.09)		(1.02)	—		(1.11)	0.00	48.23	35.39	70,888	(0.18)		1.32		0.90		50

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $447,453, $854,439, $882,743, $880,676, $1,048,506, and $876,253 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	For the six months ended June 30, 2025, unaudited.
(e)	Annualized.
(f)	The Fund incurred tax expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2021, if tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022, there was no material impact to the expense ratios.

See accompanying notes to financial statements.

7

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Growth Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$172,299,782	—	$172,299,782
U.S. Government Obligations	—	$26,019,018	26,019,018
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$172,299,782	$26,019,018	$198,318,800

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current

9

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares

10

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV per share of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$192,046
Net long term capital gains	4,173,905
Return of capital	145,705
Total distributions paid	$4,511,656

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Fund utilized $6,779,678 of the capital loss carryforward for the year ended December 31, 2024.

At June 30, 2025, there was no tax adjustment to the cost of investments.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the

11

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2026, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2025, the Adviser reimbursed the Fund in the amount of $447,453. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $2,184,635:

For the year ended December 31, 2023, expiring December 31, 2025	$882,743
For the year ended December 31, 2024, expiring December 31, 2026	854,439
For the six months ended June 30, 2025, expiring December 31, 2027	447,453
$2,184,635

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $12,942,707 and $45,101,940, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Distributor retained a total of $3,104 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear

12

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2025, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2025 and the year ended December 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	7,160	$421,208	19,470	$1,064,747
Shares issued upon reinvestment of distributions	30	1,847	41,089	2,422,607
Shares redeemed	(84,960)	(4,881,776)	(184,727)	(9,952,669)
Net decrease	(77,770)	$(4,458,721)	(124,168)	$(6,465,315)
Class A
Shares sold	8,096	$467,599	18,507	$1,015,449
Shares issued upon reinvestment of distributions	—	—	2,165	127,590
Shares redeemed	(6,291)	(364,215)	(10,674)	(572,900)
Net increase	1,805	$103,384	9,998	$570,139
Class C
Shares issued upon reinvestment of distributions	—	—	448	$21,258
Shares redeemed	(635)	$(28,537)	(7,549)	(330,029)
Net decrease	(635)	$(28,537)	(7,101)	$(308,771)
Class I
Shares sold	85,749	$5,262,110	290,453	$16,439,738
Shares issued upon reinvestment of distributions	—	—	30,252	1,831,749
Shares redeemed	(152,030)	(9,048,647)	(218,097)	(12,237,342)
Net increase/(decrease)	(66,281)	$(3,786,537)	102,608	$6,034,145

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate

13

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Change to the Fund’s Investment Policies. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

The Fund continues to pursue its investment objectives of providing investors with primarily appreciation of capital and secondarily current income.

No other changes to the Fund’s investment policies were made in connection with these changes, nor are any such further changes currently anticipated.

12. Subsequent Events. Subsequent to June 30, 2025, the Board of the Fund approved a change to the non-fundamental investment policies of the Fund. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

There were no additional subsequent events through the date the financial statements were issued requiring recognition or disclosure in the financial statements.

14

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q225SAR

GABELLI
FUNDS

THE GABELLI GLOBAL GROWTH FUND

Semiannual Report
June 30, 2025

The Gabelli Global Content & Connectivity Fund Semiannual Report — June 30, 2025
Sergey Dluzhevskiy, CFA, CPA Portfolio Manager BS, Case Western Reserve University MBA, The Wharton School University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Content & Connectivity Fund was 13.3% compared with a total return of 15.0% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Communication Services Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

The Gabelli Global Content & Connectivity Fund

Communication Services	73.5%
Consumer Discretionary	11.2%
Information Technology	6.1%
Financials	5.8%
Real Estate	3.5%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	COMMUNICATION SERVICES — 73.5%
	Telecommunication Services — 52.9%
	Wireless Telecommunication Services — 33.2%
	Wireless Telecommunication Services — 33.2%
35,000	America Movil SAB de CV, ADR	$117,404	$627,900
65,000	Anterix Inc.†	2,245,344	1,667,250
20,000	KDDI Corp.	50,648	344,433
80,000	Millicom International Cellular SA	1,268,262	2,997,600
110,000	MTN Group Ltd.	446,156	875,091
60,000	Rogers Communications Inc., Cl. B	1,644,337	1,779,600
74,000	SoftBank Group Corp.	3,033,552	5,403,354
20,000	Sunrise Communications AG, Cl. A	697,757	1,127,229
22,500	T-Mobile US Inc.	365,607	5,360,850
40,000	United States Cellular Corp.†	1,055,188	2,558,800
85,000	Vodafone Group plc, ADR	742,080	906,100
		11,666,335	23,648,207
	Diversified Telecommunication Services — 19.7%
	Integrated Telecommunication Services — 18.6%
52,000	AT&T Inc.	929,612	1,504,880
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	499,070	67,587
110,000	Deutsche Telekom AG	2,198,864	4,012,922
65,000	Frontier Communications Parent Inc.†	1,279,742	2,366,000
55,000	Liberty Global Ltd., Cl. C†	328,113	567,050
32,000	Telenor ASA	446,392	497,490
75,000	Telephone and Data Systems Inc.	824,142	2,668,500
43,000	TELUS Corp.	289,917	690,580
20,000	Verizon Communications Inc.	590,235	865,400
		7,386,087	13,240,409
	Alternative Carriers — 1.1%
32,000	Telesat Corp.†	415,381	782,080

	Media & Entertainment — 20.6%
	Interactive Media & Services — 13.0%
	Interactive Media & Services — 13.0%
23,000	Alphabet Inc., Cl. C	1,115,440	4,079,970
7,000	Meta Platforms Inc., Cl. A	960,489	5,166,630
		2,075,929	9,246,600
Shares		Cost	Market Value
	Entertainment — 5.4%
	Movies & Entertainment — 5.4%
13,000	Atlanta Braves Holdings Inc., Cl. C†	$223,677	$608,010
240,000	Bollore SE	1,401,007	1,506,834
65,000	Manchester United plc, Cl. A†	982,386	1,157,650
5,000	The Walt Disney Co.	360,428	620,050
		2,967,498	3,892,544
	Media — 2.2%
	Cable & Satellite — 2.2%
30,000	Comcast Corp., Cl. A	655,237	1,070,700
100,000	Grupo Televisa SAB, ADR	176,022	219,000
65,000	WideOpenWest Inc.†	228,929	263,900
		1,060,188	1,553,600
	TOTAL COMMUNICATION SERVICES	25,571,418	52,363,440

	CONSUMER DISCRETIONARY — 11.2%
	Consumer Discretionary Distribution & Retail — 9.7%
	Broadline Retail — 8.1%
	Broadline Retail — 8.1%
6,000	Amazon.com Inc.†	796,732	1,316,340
80,000	Prosus NV	2,239,373	4,473,383
		3,036,105	5,789,723
	Specialty Retail — 1.6%
	Apparel Retail — 1.6%
35,000	Zalando SE†	787,574	1,152,330

	Consumer Durables & Apparel — 1.5%
	Household Durables — 1.5%
	Consumer Electronics — 1.5%
41,000	Sony Group Corp., ADR	540,361	1,067,230

	TOTAL CONSUMER DISCRETIONARY	4,364,040	8,009,283

	FINANCIALS — 5.8%
	Financial Services — 5.8%
	Financial Services — 5.8%
	Multi-Sector Holdings — 3.5%
165,000	Kinnevik AB, Cl. B	1,468,626	1,459,396
550,000	VNV Global AB†	1,084,086	990,603
12,000	Waterloo Investment Holdings Ltd.†(a)	1,432	6,000
		2,554,144	2,455,999
	Transaction & Payment Processing Services — 2.3%
1,600	Mastercard Inc., Cl. A	233,900	899,104
10,000	PayPal Holdings Inc.†	613,636	743,200
		847,536	1,642,304

See accompanying notes to financial statements.

3

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	Insurance — 0.0%
	Insurance — 0.0%
	Life & Health Insurance — 0.0%
4,460	Old Mutual Ltd.(a)	$12,500	$5

	TOTAL FINANCIALS	3,414,180	4,098,308

	INFORMATION TECHNOLOGY — 5.5%
	Software & Services — 4.2%
	Software — 4.2%
	Systems Software — 4.2%
6,000	Microsoft Corp.	743,640	2,984,460

	Technology Hardware & Equipment — 1.3%
	Technology Hardware, Storage & Peripherals — 1.3%
	Technology Hardware, Storage & Peripherals — 1.3%
4,500	Apple Inc.	178,078	923,265

	TOTAL INFORMATION TECHNOLOGY	921,718	3,907,725

	REAL ESTATE — 3.5%
	Equity Real Estate Investment Trusts — 3.5%
	Specialized REITs — 3.5%
	Telecom Tower REITs — 1.9%
4,000	American Tower Corp., REIT	728,473	884,080
4,500	Crown Castle Inc., REIT	396,020	462,285
		1,124,493	1,346,365
	Data Center REITs — 1.6%
1,400	Equinix Inc., REIT	109,097	1,113,658

	TOTAL REAL ESTATE	1,233,590	2,460,023

	TOTAL COMMON STOCKS	35,504,946	70,838,779
Shares		Cost	Market Value
	CLOSED-END FUNDS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
	Consumer Discretionary Distribution & Retail — 0.0%
	Internet & Direct Marketing Retail — 0.0%
	Internet & Direct Marketing Retail — 0.0%
5,800	Altaba Inc., Escrow†	$0	$7,830

	PREFERRED STOCKS — 0.6%
	INFORMATION TECHNOLOGY — 0.6%
	Technology Hardware and Equipment — 0.6%
	Technology Hardware, Storage & Peripherals — 0.6%
	Technology Hardware, Storage & Peripherals — 0.6%
12,000	Samsung Electronics Co. Ltd., 10.630%	376,987	440,130

	TOTAL INVESTMENTS — 100.1%	$35,881,933	71,286,739

	Other Assets and Liabilities (Net) — (0.1)%		(92,673)

	NET ASSETS — 100.0%		$71,194,066

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
North America	58.1%	$41,387,422
Europe	29.2	20,848,587
Japan	9.6	6,815,017
Latin America	1.3	920,487
South Africa	1.2	875,096
Asia/Pacific	0.6	440,130
	100.0%	$71,286,739

See accompanying notes to financial statements.

4

The Gabelli Global Content & Connectivity Fund

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $35,881,933)	$71,286,739
Cash	47,460
Foreign currency, at value (cost $15,454)	12,688
Receivable for investments sold	122,113
Receivable for Fund shares sold	10,231
Receivable from Adviser	44,858
Dividends receivable	73,354
Prepaid expenses	7,613
Total Assets	71,605,056
Liabilities:
Payable for investments purchased	179,236
Payable for Fund shares redeemed	68,042
Payable for investment advisory fees	56,358
Payable for distribution fees	11,284
Payable for accounting fees	7,500
Payable for legal and audit fees	34,043
Payable for shareholder communications	29,042
Other accrued expenses	25,485
Total Liabilities	410,990
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 2,934,019 shares outstanding)	$71,194,066

Net Assets Consist of:
Paid-in capital	$33,965,806
Total distributable earnings	37,228,260
Net Assets	$71,194,066

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($56,686,700 ÷ 2,334,567 shares outstanding; 150,000,000 shares authorized)	$24.28
Class A:
Net Asset Value and redemption price per share ($260,676 ÷ 10,628 shares outstanding; 50,000,000 shares authorized)	$24.53
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.03
Class C:
Net Asset Value and redemption price per share ($287.70 ÷ 11.24 shares outstanding; 50,000,000 shares authorized)	$25.60
Class I:
Net Asset Value, offering, and redemption price per share ($14,246,402 ÷ 588,813 shares outstanding; 50,000,000 shares authorized)	$24.20

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $43,754)	$632,854
Interest	1,843
Total Investment Income	634,697
Expenses:
Investment advisory fees	332,727
Distribution fees - Class AAA	66,613
Distribution fees - Class A	299
Distribution fees - Class C	1
Legal and audit fees	33,033
Shareholder services fees	31,327
Shareholder communications expenses	28,353
Accounting fees	22,500
Registration expenses	15,062
Custodian fees	8,929
Directors’ fees	4,541
Interest expense	191
Miscellaneous expenses	10,841
Total Expenses	554,417
Less:
Expense reimbursements (See Note 3)	(254,771)
Net Expenses	299,646
Net Investment Income	335,051

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	2,797,404
Net realized gain on foreign currency transactions	3,562
Net realized gain on investments and foreign currency transactions	2,800,966
Net change in unrealized appreciation/depreciation:
on investments	5,336,964
on foreign currency translations	751
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,337,715
Net Realized and Unrealized Gain on Investments and Foreign Currency	8,138,681
Net Increase in Net Assets Resulting from Operations	$8,473,732

See accompanying notes to financial statements.

5

The Gabelli Global Content & Connectivity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$335,051	$377,052
Net realized gain on investments, forward foreign exchange contracts and foreign currency transactions	2,800,966	2,641,766
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,337,715	9,609,234
Net Increase in Net Assets Resulting from Operations	8,473,732	12,628,052

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(2,921,792)
Class A	—	(12,822)
Class C	—	(12)
Class I	—	(693,139)
	—	(3,627,765)
Return of capital
Class AAA	—	(434,902)
Class A	—	(1,908)
Class C	—	(2)
Class I	—	(103,172)
	—	(539,984)
Total Distributions to Shareholders	—	(4,167,749)

Capital Share Transactions:
Class AAA	(2,644,001)	(2,113,768)
Class A	(3,790)	(25,466)
Class C	31	—
Class I	63,995	220,678
Net Decrease in Net Assets from Capital Share Transactions	(2,583,765)	(1,918,556)

Redemption Fees	316	219

Net Increase in Net Assets	5,890,283	6,541,966

Net Assets:
Beginning of year	65,303,783	58,761,817
End of period	$71,194,066	$65,303,783

See accompanying notes to financial statements.

6

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$21.43	$0.11		$2.74	$2.85	$—	$—	$—	$—	$0.00	$24.28	13.30%	$56,687		1.01	%(f)	1.72	%(f)	0.90	%(f)	3%
2024	18.68	0.13	(g)	4.06	4.19	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.43	22.35	52,559		0.60	(g)	1.73		0.90		11
2023	15.25	0.06		3.43	3.49	(0.06)	—	—	(0.06)	0.00	18.68	22.89	47,834		0.36		1.90		0.91		11
2022	21.86	0.03		(6.29)	(6.26)	(0.35)	—	—	(0.35)	0.00	15.25	(28.62)	42,290		0.18		1.81		0.97	(h)	17
2021	22.18	0.56	(g)	0.59	1.15	(0.62)	(0.85)	—	(1.47)	—	21.86	5.17	65,025		2.33	(g)	1.65		0.90	(h)(i)	26
2020	19.64	0.11	(g)	3.11	3.22	(0.46)	(0.22)	—	(0.68)	0.00	22.18	16.42	67,239		0.57	(g)	1.77		0.90	(i)	41
Class A
2025(e)	$21.64	$0.11		$2.78	$2.89	$—	$—	$—	$—	$0.00	$24.53	13.35%	$261		1.01	%(f)	1.72	%(f)	0.90	%(f)	3%
2024	18.87	0.13	(g)	4.09	4.22	(0.50)	(0.76)	(0.19)	(1.45)	0.00	21.64	22.27	234		0.60	(g)	1.73		0.90		11
2023	15.40	0.06		3.47	3.53	(0.06)	—	—	(0.06)	0.00	18.87	22.92	224		0.36		1.90		0.91		11
2022	22.07	0.03		(6.35)	(6.32)	(0.35)	—	—	(0.35)	0.00	15.40	(28.62)	228		0.19		1.81		0.97	(h)	17
2021	22.38	0.56	(g)	0.60	1.16	(0.62)	(0.85)	—	(1.47)	—	22.07	5.16	428		2.30	(g)	1.65		0.90	(h)(i)	26
2020	19.81	0.11	(g)	3.14	3.25	(0.46)	(0.22)	—	(0.68)	0.00	22.38	16.43	422		0.59	(g)	1.77		0.90	(i)	41
Class C
2025(e)	$21.18	$0.12		$4.30	$4.42	$—	$—	$—	$—	$—	$25.60	20.87%	$0	(j)	1.00	%(f)	2.47	%(f)	0.90	%(f)	3%
2024	18.47	0.12	(g)	4.02	4.14	(0.49)	(0.76)	(0.18)	(1.43)	—	21.18	22.34	0	(j)	0.57	(g)	2.48		0.90		11
2023	12.00	0.06		6.47	6.53	(0.06)	—	—	(0.06)	—	18.47	54.42	0	(j)	0.38		2.64		0.91		11
2022	21.24	0.02		(9.26)	(9.24)	—	—	—	—	—	12.00	(43.50)	0	(j)	0.12		2.56		0.97	(h)	17
2021	21.59	0.64	(g)	0.48	1.12	(0.62)	(0.85)	—	(1.47)	—	21.24	5.17	3		2.76	(g)	2.40		0.91	(h)(i)	26
2020	19.13	0.10	(g)	3.04	3.14	(0.46)	(0.22)	—	(0.68)	—	21.59	16.44	49		0.54	(g)	2.52		0.90	(i)	41
Class I
2025(e)	$21.35	$0.11		$2.74	$2.85	$—	$—	$—	$—	$0.00	$24.20	13.35%	$14,246		1.01	%(f)	1.47	%(f)	0.90	%(f)	3%
2024	18.62	0.12	(g)	4.05	4.17	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.35	22.30	12,511		0.59	(g)	1.48		0.90		11
2023	15.20	0.06		3.42	3.48	(0.06)	—	—	(0.06)	0.00	18.62	22.90	10,704		0.36		1.65		0.91		11
2022	21.79	0.03		(6.27)	(6.24)	(0.35)	—	—	(0.35)	0.00	15.20	(28.62)	8,938		0.18		1.56		0.97	(h)	17
2021	22.11	0.55	(g)	0.60	1.15	(0.62)	(0.85)	—	(1.47)	—	21.79	5.18	13,523		2.32	(g)	1.40		0.90	(h)(i)	26
2020	19.58	0.11	(g)	3.10	3.21	(0.46)	(0.22)	—	(0.68)	0.00	22.11	16.42	13,931		0.58	(g)	1.52		0.90	(i)	41

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $254,771, $494,883, $527,312, $490,627, $589,925, and $591,218 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90% and 0.96% for each Class for the years ended December 31, 2023 and 2022, respectively. For the six months ended June 30, 2025 and the years ended December 31, 2024, 2021, and 2020, the effect of interest expense was minimal.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07, $0.05, and $0.09 (Class AAA), $0.08, $0.04, and $0.09 (Class A), $0.07, $0.15, and $0.08 (Class C), and $0.07, $0.05, and $0.09 (Class I), and the net investment income ratios would have been 0.35%, 0.20%, and 0.45% (Class AAA), 0.36%, 0.18%, and 0.47% (Class A), 0.33%, 0.63%, and 0.41% (Class C), and 0.35%, 0.20%, and 0.46% (Class I) for the years ended December 31, 2024, 2021, and 2020, respectively.
(h)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 0.90% for each Class.
(i)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2021 and 2020, there was no impact to the expense ratios.
(j)	Actual number of shares outstanding is 11.24, 10.02, 10.02, and 0.02 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, and 2022, respectively.

See accompanying notes to financial statements.

7

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Content & Connectivity Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund commenced investment operations on November 1, 1993.

The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review

8

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communication Services	$52,295,853	—	$67,587	$52,363,440
Financials	4,092,303	—	6,005	4,098,308
Other Industries (b)	14,377,031	—	—	14,377,031
Total Common Stocks	70,765,187	—	73,592	70,838,779
Closed-End Funds (b)	—	$7,830	—	7,830
Preferred Stocks (b)	440,130	—	—	440,130
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$71,205,317	$7,830	$73,592	$71,286,739

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

9

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional

10

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$1,440,283
Net long term capital gains	2,187,482
Return of capital	539,984
Total distributions paid	$4,167,749

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

11

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Fund utilized $354,304 of the capital loss carryforward for the year ended December 31, 2024.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$35,886,443	$36,529,593	$(1,129,297)	$35,400,296

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2026, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2025, the Adviser reimbursed expenses in the amount of $254,771. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2025, the cumulative contingent amount which the Fund may repay the Adviser, subject to the terms above, is $1,276,966:

For the year ended December 31, 2023, expiring December 31, 2025	$527,312
For the year ended December 31, 2024, expiring December 31, 2026	494,883
For the six months ended June 30, 2025, expiring December 31, 2027	254,771
$1,276,966

12

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $1,858,988 and $4,735,680, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid brokerage commissions on security trades of $288 to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2025, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 48 days of borrowings during the six months ended June 30, 2025 was $273,542 with a weighted average interest rate of 5.58%. The maximum amount borrowed at any time during the six months ended June 30, 2025 was $563,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2025 and the year ended December 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

13

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,237	$50,454	10,484	$226,130
Shares issued upon reinvestment of distributions	–	–	147,479	3,198,819
Shares redeemed	(120,583)	(2,694,455)	(265,380)	(5,538,717)
Net decrease	(118,346)	$(2,644,001)	(107,417)	$(2,113,768)
Class A
Shares sold	–	–	342	$7,711
Shares issued upon reinvestment of distributions	–	–	500	10,945
Shares redeemed	(170)	$(3,790)	(1,909)	(44,122)
Net decrease	(170)	$(3,790)	(1,067)	$(25,466)
Class C
Shares sold	1	$31	–	–
Net increase	1	$31	–	–
Class I
Shares sold	10,436	$235,087	36,254	$723,525
Shares issued upon reinvestment of distributions	–	–	33,983	734,373
Shares redeemed	(7,608)	(171,092)	(59,210)	(1,237,220)
Net increase	2,828	$63,995	11,027	$220,678

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment

14

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Change to the Fund’s Investment Policies. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

The Fund continues to pursue its investment objectives of providing investors with primarily appreciation of capital and secondarily current income.

No other changes to the Fund’s investment policies were made in connection with these changes, nor are any such further changes currently anticipated.

12. Subsequent Events. Subsequent to June 30, 2025, the Board of the Fund approved a change to the non-fundamental investment policies of the Fund. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

There were no additional subsequent events through the date the financial statements were issued requiring recognition or disclosure in the financial statements.

15

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q225SAR

GABELLI FUNDS

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

Semiannual Report
June 30, 2025

The Gabelli Global Mini Mites™ Fund

Semiannual Report — June 30, 2025

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Mini Mites Fund was (0.3)% compared with a total return of 6.8% for the S&P Developed SmallCap Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

The Gabelli Global Mini Mites Fund

U.S. Government Obligations	36.9%
Metals and Mining	10.1%
Diversified Industrial	9.0%
Hotels and Gaming	5.8%
Automotive: Parts and Accessories	5.8%
Health Care	5.4%
Aerospace and Defense	5.1%
Consumer Products	5.1%
Machinery	3.1%
Food and Beverage	2.6%
Specialty Chemicals	2.3%
Equipment and Supplies	2.1%
Retail	2.1%
Broadcasting	2.0%
Building and Construction	2.0%
Financial Services	1.7%
Entertainment	1.6%
Energy and Utilities	1.6%
Business Services	1.1%
Consumer Services	1.0%
Publishing	0.9%
Agriculture	0.8%
Real Estate	0.7%
Computer Software and Services	0.6%
Cable and Satellite	0.5%
Electronics	0.2%
Wireless Telecommunication Services	0.1%
Telecommunication Services	0.0%*
Other Assets and Liabilities (Net)	(10.2)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Mini Mites Fund

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 73.3%
	Aerospace and Defense — 5.1%
500	Astronics Corp.†	$8,165	$16,740
3,300	Astronics Corp., Cl. B†	52,925	107,917
12,000	Avio SpA	131,390	334,302
1,000	CPI Aerostructures Inc.†	2,388	3,500
4,500	Innovative Solutions and Support Inc.†	30,793	62,460
8,800	Redwire Corp.†	60,370	143,440
4,800	Triumph Group Inc.†	50,133	123,600
		336,164	791,959
	Agriculture — 0.8%
7,000	Limoneira Co.	106,045	109,550
3,400	S&W Seed Co.†	36,206	7,395
		142,251	116,945
	Automotive: Parts and Accessories — 5.8%
12,500	Garrett Motion Inc.	68,625	131,375
15,700	Monro Inc.	235,817	234,087
3,500	Motorcar Parts of America Inc.†	26,061	39,200
8,500	Standard Motor Products Inc.	216,148	261,120
3,600	Strattec Security Corp.†	76,901	223,956
		623,552	889,738
	Broadcasting — 2.0%
7,800	Beasley Broadcast Group Inc., Cl. A†	108,613	32,448
98,000	Corus Entertainment Inc., Cl. B†	76,855	7,197
4,500	Cumulus Media Inc., Cl. A†	7,937	548
65,000	Entravision Communications Corp., Cl. A	189,651	150,800
1,000	Mediaco Holding Inc., Cl. A†	1,125	1,090
15,500	Townsquare Media Inc., Cl. A	140,058	122,605
		524,239	314,688
	Building and Construction — 2.0%
59,026	Armstrong Flooring Inc.†	5,515	6
16,000	Gencor Industries Inc.†	174,702	224,000
1,925	Neinor Homes SA	24,184	37,687
200	The Monarch Cement Co.	11,234	47,800
		215,635	309,493
	Business Services — 1.1%
400	Boston Omaha Corp., Cl. A†	6,934	5,616
5,400	Du-Art Film Laboratories Inc., Non-Voting†(a)	0	6,512
600	Du-Art Film Laboratories Inc., Voting†(a)	0	724
4,000	Ework Group AB	33,432	43,378
Shares		Cost	Market Value
2,500	Magnera Corp.†	$75,429	$30,200
1,000	MIND Technology Inc.†	5,335	8,440
13,000	TransAct Technologies Inc.†	79,224	46,930
80,002	Trans-Lux Corp.†	24,496	23,617
		224,850	165,417
	Cable and Satellite — 0.5%
18,500	WideOpenWest Inc.†	62,133	75,110

	Computer Software and Services — 0.6%
17,000	Alithya Group Inc., Cl. A†	39,637	30,430
900	Asetek A/S†	706	361
700	Bittium Oyj	4,945	7,034
500	Daktronics Inc.†	4,035	7,560
3,200	NextNav Inc.†	8,882	48,640
60,000	Pacific Online Ltd.	12,359	3,057
		70,564	97,082
	Consumer Products — 5.1%
11,300	American Outdoor Brands Inc.†	101,970	118,085
2,000	Aspen Group Inc.†	245	140
70,000	Clarus Corp.	362,982	242,900
600	CompX International Inc.	8,618	15,942
650,000	Goodbaby International Holdings Ltd.	61,273	86,943
3,500	Lifecore Biomedical Inc.†	23,242	28,420
12,000	Lifetime Brands Inc.	71,355	61,200
4,500	Marine Products Corp.	47,847	38,295
2,500	Movado Group Inc.	34,225	38,125
5,000	Nobility Homes Inc.	145,133	141,250
200	Oil-Dri Corp. of America	2,550	11,798
71,000	Playmates Holdings Ltd.	10,621	4,703
		870,061	787,801
	Consumer Services — 1.0%
270,000	Tribal Group plc	236,981	161,218

	Diversified Industrial — 9.0%
9,000	Ascent Industries Co.†	89,142	113,490
2,000	Burnham Holdings Inc., Cl. A	31,690	48,000
2,400	CECO Environmental Corp.†	47,116	67,944
20,200	Commercial Vehicle Group Inc.†	134,125	33,532
1,200	Graham Corp.†	8,915	59,412
3,000	INNOVATE Corp.†	27,347	15,450
22,000	Myers Industries Inc.	327,124	318,780
12,000	Park-Ohio Holdings Corp.	214,968	214,320
3,000	Perma-Fix Environmental Services Inc.†	35,742	31,560
3,000	Quest Resource Holding Corp.†	14,149	6,060
4,100	Servotronics Inc.†	90,302	192,454

See accompanying notes to financial statements.

3

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
27,000	Velan Inc.	$114,803	$291,463
		1,135,423	1,392,465
	Electronics — 0.2%
200	Bel Fuse Inc., Cl. B	2,432	19,538
1,000	Kopin Corp.†	1,585	1,530
700	Smart Eye AB†	5,647	4,698
300	Ultralife Corp.†	3,165	2,694
		12,829	28,460
	Energy and Utilities — 1.6%
2,900	Capstone Green Energy Corp.†	12,681	3,161
400	Consolidated Water Co. Ltd.	4,084	12,008
2,500	DMC Global Inc.†	25,671	20,150
31,000	Fluence Corp. Ltd.†	7,941	796
4,800	Innovex International Inc.†	96,824	74,976
6,000	RGC Resources Inc.	115,807	134,280
		263,008	245,371
	Entertainment — 1.6%
5,000	Borussia Dortmund GmbH & Co. KGaA	22,132	23,147
20,000	Reading International Inc., Cl. A†	77,056	26,800
7,000	Reservoir Media Inc.†	49,227	53,690
10,000	Sportech plc†(a)	37,134	11,530
700	Starz Entertainment Corp.†	11,755	11,249
7,300	The Marcus Corp.	101,069	123,078
		298,373	249,494
	Equipment and Supplies — 2.1%
2,000	Applied Optoelectronics Inc.†	10,668	51,380
4,000	Ilika plc†	2,231	2,196
4,400	The Eastern Co.	97,588	100,408
9,000	Titan Machinery Inc.†	162,216	178,290
		272,703	332,274
	Financial Services — 1.7%
200	Diamond Hill Investment Group Inc.	26,324	29,062
200,000	GAM Holding AG†	63,160	25,710
1,000	OceanFirst Financial Corp.	14,980	17,610
5,000	Steel Partners Holdings LP†	67,248	197,750
		171,712	270,132
	Food and Beverage — 2.6%
155,000	China Foods Ltd.	51,379	60,618
5,000	Corby Spirit and Wine Ltd., Cl. A	60,487	51,662
46,000	Farmer Brothers Co.†	212,812	63,020
3,000	Lifeway Foods Inc.†	52,152	73,950
Shares		Cost	Market Value
25,000	SunOpta Inc.†	$119,598	$145,000
		496,428	394,250
	Health Care — 5.4%
45,000	Accuray Inc.†	133,928	61,650
40,000	Achaogen Inc.†(a)	488	0
5,000	Axogen Inc.†	39,137	54,250
400	Daxor Corp.†	4,127	3,900
8,500	Electromed Inc.†	88,517	186,915
3,000	GRAIL Inc.†	45,727	154,260
50,000	Harvard Bioscience Inc.†	136,299	22,190
8,000	Neuronetics Inc.†	14,920	27,920
5,000	Niagen Bioscience Inc.†	37,958	72,050
2,900	Oncimmune Holdings plc†	3,575	46
1,600	Option Care Health Inc.†	15,887	51,968
1,300	Tristel plc	4,856	7,316
400	Utah Medical Products Inc.	24,827	22,768
17,500	Zimvie Inc.†	228,000	163,625
		778,246	828,858
	Hotels and Gaming — 5.8%
1,100	Bally’s Corp.†	11,088	10,538
4,000	Canterbury Park Holding Corp.	53,335	76,920
17,500	Full House Resorts Inc.†	92,005	64,050
7,000	Genius Sports Ltd.†	38,648	72,800
25,000	Inspired Entertainment Inc.†	247,625	204,250
20,000	Krispy Kreme Inc.	50,260	58,200
1,700	Nathan’s Famous Inc.	97,346	187,986
85,000	Ollamani SAB†	158,616	226,492
		748,923	901,236
	Machinery — 3.1%
6,000	CFT SpA†(a)	33,163	32,511
12,200	L.B. Foster Co., Cl. A†	163,192	266,814
20,000	Twin Disc Inc.	208,281	176,600
		404,636	475,925
	Metals and Mining — 10.1%
10,000	Americas Gold & Silver Corp.†	8,168	8,077
122,000	Ampco-Pittsburgh Corp.†	411,462	361,120
63,800	NN Inc.†	207,587	133,980
115,000	Tredegar Corp.†	682,844	1,012,000
40,000	Western Copper & Gold Corp.†	66,663	50,000
		1,376,724	1,565,177
	Publishing — 0.9%
2,400	DallasNews Corp.†	9,314	10,320
20,000	Lee Enterprises Inc.†	198,245	127,000
		207,559	137,320

See accompanying notes to financial statements.

4

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate — 0.7%
43,500	Corem Property Group AB, Cl. B	$100,062	$23,909
7,507	Gyrodyne LLC†	61,771	64,935
12,000	Orion Properties Inc., REIT	28,798	25,560
20,000	Trinity Place Holdings Inc.†	8,725	1,000
		199,356	115,404
	Retail — 2.1%
3,800	Bassett Furniture Industries Inc.	60,078	57,760
400	Bowlin Travel Centers Inc.†	1,608	1,610
30,000	Sportsman’s Warehouse Holdings Inc.†	77,290	103,500
4,400	Village Super Market Inc., Cl. A	100,299	169,400
		239,275	332,270
	Specialty Chemicals — 2.3%
20,000	American Vanguard Corp.	242,942	78,400
17,400	Arq Inc.†	47,430	93,438
500	Core Molding Technologies Inc.†	5,890	8,295
1,500	Loop Industries Inc.†	3,557	2,130
500	Orion SA	6,890	5,245
45,000	Treatt plc	230,385	160,291
		537,094	347,799
	Telecommunication Services — 0.0%
400	Blackline Safety Corp.†	2,104	2,115
200	Shenandoah Telecommunications Co.	2,080	2,732
		4,184	4,847
	Wireless Telecommunication Services — 0.1%
22,877	NII Holdings Inc., Escrow†	442	8,007

	TOTAL COMMON STOCKS	10,453,345	11,338,740

	RIGHTS — 0.0%
	Health Care — 0.0%
16,000	Epizyme Inc., CVR†	0	320
30,000	Paratek Pharmaceuticals Inc., CVR†	0	600
	TOTAL RIGHTS	0	920

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
44,000	Ampco-Pittsburgh Corp., expire 08/01/25†	30,056	836
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 36.9%
$5,760,000	U.S. Treasury Bills, 4.198% to 4.332%††, 07/03/25 to 01/02/26	$5,718,454	$5,718,301

	TOTAL INVESTMENTS — 110.2%	$16,201,855	17,058,797

	Other Assets and Liabilities (Net) — (10.2)%		(1,579,407)

	NET ASSETS — 100.0%		$15,479,390

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
United States	88.8%	$15,142,393
Europe	6.3	1,079,510
Canada	2.6	443,073
Latin America	1.4	238,499
Asia/Pacific	0.9	155,322
	100.0%	$17,058,797

See accompanying notes to financial statements.

5

The Gabelli Global Mini Mites Fund

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $16,201,855)	$17,058,797
Cash	23,951
Foreign currency, at value (cost $5,545)	5,562
Receivable for investments sold	7,780
Receivable for Fund shares sold	2,292
Receivable from Adviser	16,734
Dividends receivable	10,268
Prepaid expenses	420
Total Assets	17,125,804
Liabilities:
Payable for investments purchased	1,574,722
Payable for investment advisory fees	12,646
Payable for distribution fees	38
Other accrued expenses	59,008
Total Liabilities	1,646,414
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,400,306 shares outstanding)	$15,479,390

Net Assets Consist of:
Paid-in capital	$14,467,397
Total distributable earnings	1,011,993
Net Assets	$15,479,390

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($102,121 ÷ 9,239 shares outstanding; 75,000,000 shares authorized)	$11.05
Class A:
Net Asset Value and redemption price per share ($17,132 ÷ 1,550 shares outstanding; 50,000,000 shares authorized)	$11.05
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.72
Class C:
Net Asset Value and redemption price per share ($17,004 ÷ 1,545 shares outstanding; 25,000,000 shares authorized)	$11.01
Class I:
Net Asset Value, offering, and redemption price per share ($15,343,133 ÷ 1,387,972 shares outstanding; 25,000,000 shares authorized)	$11.05

Statement of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,143)	$89,515
Interest	70,036
Total Investment Income	159,551
Expenses:
Investment advisory fees	67,682
Distribution fees - Class AAA	122
Distribution fees - Class A	21
Distribution fees - Class C	82
Legal and audit fees	25,572
Registration expenses	19,622
Shareholder communications expenses	14,920
Shareholder services fees	6,140
Custodian fees	3,564
Directors’ fees	910
Miscellaneous expenses	8,966
Total Expenses	147,601
Less:
Expense reimbursements (See Note 3)	(85,961)
Expenses paid indirectly by broker (See Note 6)	(726)
Total Reimbursements and Credits	(86,687)
Net Expenses	60,914
Net Investment Income	98,637

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	183,860
Net realized loss on foreign currency transactions	(6)
Net realized gain on investments and foreign currency transactions	183,854
Net change in unrealized appreciation/depreciation:
on investments	(38,014)
on foreign currency translations	42
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(37,972)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	145,882
Net Increase in Net Assets Resulting from Operations	$244,519

See accompanying notes to financial statements.

6

The Gabelli Global Mini Mites Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$98,637	$109,797
Net realized gain on investments and foreign currency transactions	183,854	921,132
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(37,972)	165,842
Net Increase in Net Assets Resulting from Operations	244,519	1,196,771

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(8,473)
Class A	—	(1,421)
Class C	—	(1,411)
Class I	—	(1,020,792)
Total Distributions to Shareholders	—	(1,032,097)

Capital Share Transactions:
Class AAA	—	8,473
Class A	—	1,421
Class C	—	1,411
Class I	2,570,235	937,980
Net Increase in Net Assets from Capital Share Transactions	2,570,235	949,285

Redemption Fees	—	2

Net Increase in Net Assets	2,814,754	1,113,961

Net Assets:
Beginning of year	12,664,636	11,550,675
End of period	$15,479,390	$12,664,636

See accompanying notes to financial statements.

7

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$11.08	$0.07	$(0.10)	$(0.03)	$—	$—	$—	$—	$11.05	(0.27)%	$102	1.40	%(f)	2.43	%(f)	0.90	%(f)	13%
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	103	0.96		2.63		0.90		26
2023	8.70	0.07	3.35	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	92	0.74		3.37		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	67	0.52		3.40		0.90	(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	83	(0.17)		3.49		0.90	(h)	79
2020	9.26	0.05	1.42	1.47	(0.06)	—	(0.06)	—	10.67	15.87	120	0.61		9.40		0.90		63
Class A
2025(e)	$11.08	$0.07	$(0.10)	$(0.03)	$—	$—	$—	$—	$11.05	(0.27)%	$17	1.40	%(f)	2.43	%(f)	0.90	%(f)	13%
2024	10.89	0.11	1.08	1.19	(0.11)	(0.89)	(1.00)	—	11.08	10.98	17	0.96		2.63		0.90		26
2023	8.70	0.07	3.34	3.41	(0.07)	(1.15)	(1.22)	—	10.89	38.93	16	0.74		3.37		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	11	0.52		3.40		0.90	(g)	30
2021	10.66	(0.02)	2.05	2.03	(0.07)	(1.58)	(1.65)	0.00	11.04	19.38	13	(0.18)		3.49		0.90	(h)	79
2020	9.26	0.05	1.41	1.46	(0.06)	—	(0.06)	—	10.66	15.76	11	0.66		9.40		0.90		63
Class C
2025(e)	$11.03	$0.07	$(0.09)	$(0.02)	$—	$—	$—	$—	$11.01	(0.18)%	$17	1.40	%(f)	3.18	%(f)	0.90	%(f)	13%
2024	10.85	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	—	11.03	10.89	17	0.96		3.38		0.90		26
2023	8.66	0.07	3.33	3.40	(0.07)	(1.14)	(1.21)	—	10.85	39.06	15	0.74		4.12		0.90		42
2022	11.00	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.66	(16.25)	11	0.52		4.15		0.90	(g)	30
2021	10.63	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.00	19.34	13	(0.18)		4.24		0.90	(h)	79
2020	9.23	0.05	1.41	1.46	(0.06)	—	(0.06)	—	10.63	15.81	11	0.66		10.15		0.90		63
Class I
2025(e)	$11.08	$0.08	$(0.11)	$(0.03)	$—	$—	$—	$—	$11.05	(0.27)%	$15,343	1.46	%(f)	2.18	%(f)	0.90	%(f)	13%
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	12,528	0.97		2.38		0.90		26
2023	8.70	0.08	3.34	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	11,428	0.74		3.12		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	6,440	0.52		3.15		0.90	(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	6,801	(0.18)		3.24		0.90	(h)	79
2020	9.26	0.09	1.38	1.47	(0.06)	—	(0.06)	—	10.67	15.87	3,922	1.11		9.15		0.90		63

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $85,961, $167,739, $176,163, $148,978, $147,312, and $163,109 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.91%, 0.91%, 0.92%, 0.92%, 0.92%, and 0.96% for each Class, respectively.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.
(g)	The Fund incurred interest expense. For the year ended December 31, 2022, there was no material impact on the expense ratios.
(h)	The Fund incurred tax expense for the year ended December 31, 2021 and there was no material impact on the expense ratios.

See accompanying notes to financial statements.

8

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Mini Mites Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund commenced investment operations on October 1, 2018.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Building and Construction	$309,487	$6	—	$309,493
Business Services	134,564	23,617	$7,236	165,417
Computer Software and Services	96,721	361	—	97,082
Consumer Products	646,551	141,250	—	787,801
Entertainment	237,964	—	11,530	249,494
Health Care	828,812	46	0	828,858
Machinery	443,414	—	32,511	475,925
Retail	330,660	1,610	—	332,270
Wireless Telecommunication Services	—	8,007	—	8,007
Other Industries (b)	8,084,393	—	—	8,084,393
Total Common Stocks	11,112,566	174,897	51,277	11,338,740
Rights (b)	—	920	—	920
Warrants (b)	836	—	—	836
U.S. Government Obligations	—	5,718,301	—	5,718,301
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$11,113,402	$5,894,118	$51,277	$17,058,797

10

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

11

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV per share of the Fund.

12

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$166,654
Net long term capital gains	865,443
Total distributions paid	$1,032,097

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$16,356,406	$2,808,091	$(2,105,700)	$702,391

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2026, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2025, the Adviser reimbursed the Fund in the amount of $85,961. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses (continuing the same foregoing exclusions as above) of the Fund would not exceed 0.90% of the value of the Fund’s average daily net

13

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $429,863:

For the year ended December 31, 2023, expiring December 31, 2025	$176,163
For the year ended December 31, 2024, expiring December 31, 2026	167,739
For the six months ended June 30, 2025, expiring December 31, 2027	85,961
$429,863

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $1,882,154 and $1,343,282, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $1,443 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $726.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2025.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2025, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

14

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2025 and the fiscal year ended December 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares issued upon reinvestment of distributions	—	—	770	$8,473
Net increase	—	—	770	$8,473
Class A
Shares issued upon reinvestment of distributions	—	—	128	$1,421
Net increase	—	—	128	$1,421
Class C
Shares issued upon reinvestment of distributions	—	—	129	$1,411
Net increase	—	—	129	$1,411
Class I
Shares sold	326,233	$3,308,667	231,041	$2,540,433
Shares issued upon reinvestment of distributions	—	—	92,374	1,017,958
Shares redeemed	(68,935)	(738,432)	(241,330)	(2,620,411)
Net increase	257,298	$2,570,235	82,085	$937,980

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

9. Significant Shareholder. As of June 30, 2025, 37.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

15

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Change to the Fund’s Investment Policies. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

The Fund continues to pursue its investment objective of providing investors with long term capital appreciation.

No other changes to the Fund’s investment policies were made in connection with these changes, nor are any such further changes currently anticipated.

13. Subsequent Events. Subsequent to June 30, 2025, the Board of the Fund approved a change to the non-fundamental investment policies of the Fund. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

There were no additional subsequent events through the date the financial statements were issued requiring recognition or disclosure in the financial statements.

16

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Mini Mites Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3634Q225SAR

GABELLI
FUNDS

THE GABELLI GLOBAL MINI MITES™ FUND

Semiannual Report
June 30, 2025

The Gabelli Global Rising Income and Dividend Fund

Semiannual Report — June 30, 2025

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund was 13.0% compared with a total return of 9.8% for the Morgan Stanley Capital International (MSCI) World Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

The Gabelli Global Rising Income and Dividend Fund

Financial Services	13.3%
Food and Beverage	11.3%
Electronics	8.7%
Energy and Utilities	5.9%
Diversified Industrial	5.8%
Automotive	5.3%
Wireless Telecommunication Services	5.3%
Telecommunication Services	5.3%
Entertainment	4.8%
Equipment and Supplies	3.7%
Consumer Products	3.6%
Machinery	3.6%
Aerospace and Defense	3.4%
Building and Construction	2.9%
Broadcasting	2.4%
Health Care	2.2%
Business Services	1.9%
Retail	1.8%
Hotels and Gaming	1.7%
Cable and Satellite	1.3%
Consumer Services	1.2%
Specialty Chemicals	1.1%
U.S. Government Obligations	1.1%
Automotive: Parts and Accessories	0.9%
Computer Software and Services	0.9%
Publishing	0.3%
Metals and Mining	0.1%
Real Estate	0.0%*
Other Assets and Liabilities (Net)	0.2%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.7%
	Aerospace and Defense — 3.4%
1,600	L3Harris Technologies Inc.	$126,334	$401,344
100,000	Rolls-Royce Holdings plc	276,321	1,328,176
6,000	Textron Inc.	254,526	481,740
		657,181	2,211,260
	Automotive — 5.3%
18,500	Daimler Truck Holding AG	513,134	875,388
65,000	Iveco Group NV	503,617	1,278,665
35,000	Traton SE	601,535	1,134,601
1,000	Volkswagen AG	167,644	108,018
		1,785,930	3,396,672
	Automotive: Parts and Accessories — 0.9%
18,500	Dana Inc.	259,263	317,275
2,000	Genuine Parts Co.	179,604	242,620
600	Linamar Corp.	28,683	28,551
		467,550	588,446
	Broadcasting — 2.4%
75,000	Canal+ SA	291,064	234,517
20,000	Corus Entertainment Inc., Cl. B†	55,286	1,469
115,000	ITV plc	219,606	130,151
33,300	Paramount Global, Cl. A	808,943	764,235
32,000	Sinclair Inc.	636,034	442,240
		2,010,933	1,572,612
	Building and Construction — 2.9%
400	Arcosa Inc.	14,886	34,684
500	Chofu Seisakusho Co. Ltd.	7,120	6,343
6,800	Herc Holdings Inc.	213,912	895,492
6,000	Johnson Controls International plc	211,053	633,720
2,000	Lennar Corp., Cl. B	91,921	210,500
300	Sika AG	82,192	81,442
		621,084	1,862,181
	Business Services — 1.9%
75,000	Havas NV	149,559	128,809
1,500	ITOCHU Corp.	77,722	78,706
31,500	JCDecaux SE	599,066	575,134
1,500	Marubeni Corp.	24,211	30,343
13,500	Matthews International Corp., Cl. A	397,673	322,785
1,500	Mitsubishi Corp.	26,579	30,082
1,500	Mitsui & Co. Ltd.	31,692	30,697
1,500	Sumitomo Corp.	32,376	38,842
		1,338,878	1,235,398
	Cable and Satellite — 1.3%
5,105	EchoStar Corp., Cl. A†	83,409	141,408
22,000	Liberty Latin America Ltd., Cl. A†	190,969	134,200
Shares		Cost	Market Value
595	Liberty Latin America Ltd., Cl. C†	$4,248	$3,701
19,000	Rogers Communications Inc., Cl. B	667,343	563,540
		945,969	842,849
	Computer Software and Services — 0.9%
28,000	Hewlett Packard Enterprise Co.	379,309	572,600

	Consumer Products — 3.6%
13,000	Energizer Holdings Inc.	405,493	262,080
20,000	Essity AB, Cl. A	527,632	557,030
2,000	L’Oreal SA	335,032	855,427
8,000	Salvatore Ferragamo SpA†	116,832	47,118
10,000	Scandinavian Tobacco Group A/S	148,378	132,623
6,800	Spectrum Brands Holdings Inc.	410,912	360,400
18,600	Unicharm Corp.	125,119	134,393
		2,069,398	2,349,071
	Consumer Services — 1.2%
11,200	Ashtead Group plc	225,512	717,797
200	Boyd Group Services Inc.	14,694	31,416
		240,206	749,213
	Diversified Industrial — 5.8%
1,000	Aker ASA, Cl. A	54,422	64,984
12,000	Bouygues SA	472,709	542,800
1,200	Crane Co.	60,161	227,868
5,000	Enpro Inc.	308,481	957,750
100	GATX Corp.	15,639	15,356
7,000	Hyster-Yale Inc.	261,232	278,460
12,000	Jardine Matheson Holdings Ltd.	632,767	576,720
15,000	Myers Industries Inc.	234,455	217,350
11,000	Nilfisk Holding A/S†	185,634	152,832
2,700	Park-Ohio Holdings Corp.	49,094	48,222
3,000	Sulzer AG	240,387	541,433
3,600	Svenska Cellulosa AB SCA, Cl. A	23,715	46,803
2,500	Trinity Industries Inc.	47,038	67,525
		2,585,734	3,738,103
	Electronics — 8.7%
102,000	Sony Group Corp.	564,235	2,641,992
114,000	Sony Group Corp., ADR	471,285	2,967,420
		1,035,520	5,609,412
	Energy and Utilities — 5.9%
4,000	BP plc, ADR	112,910	119,720
7,500	Cameco Corp.	86,032	556,725
600	Cheniere Energy Inc.	23,332	146,112
2,000	Innovex International Inc.†	48,149	31,240

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
12,500	National Fuel Gas Co.	$662,775	$1,058,875
16,041	National Grid plc	130,608	233,728
8,900	National Grid plc, ADR	552,951	662,249
17,000	Severn Trent plc	456,470	637,980
10,500	Shell plc	226,095	368,032
		2,299,322	3,814,661
	Entertainment — 4.8%
38,000	Bollore SE	213,935	238,582
154,000	Grupo Televisa SAB, ADR	631,521	337,260
13,000	International Game Technology plc	153,742	205,530
12,500	Manchester United plc, Cl. A†	215,081	222,625
2,100	Sphere Entertainment Co.†	79,238	87,780
44,000	Tencent Music Entertainment Group, ADR	353,218	857,560
6,500	Ubisoft Entertainment SA†	108,799	71,865
13,000	Universal Music Group NV	293,887	420,811
115,000	Vivendi SE	271,873	396,775
20,000	Warner Bros Discovery Inc.†	205,344	229,200
		2,526,638	3,067,988
	Equipment and Supplies — 3.7%
200	AMETEK Inc.	25,278	36,192
5,000	Ardagh Metal Packaging SA	18,965	21,400
3,000	Graco Inc.	71,740	257,910
38,000	Instalco AB	178,549	97,602
11,500	Landis+Gyr Group AG	691,956	805,848
14,500	Mueller Industries Inc.	201,750	1,152,315
		1,188,238	2,371,267
	Financial Services — 13.3%
1,000	American Express Co.	80,155	318,980
1,800	American International Group Inc.	63,440	154,062
2,500	Bank of America Corp.	70,135	118,300
3	Berkshire Hathaway Inc., Cl. A†	358,105	2,186,400
10,000	Citigroup Inc.	485,856	851,200
3,200	Comerica Inc.	134,262	190,880
8,000	Deutsche Bank AG	59,019	234,240
5,500	EXOR NV	262,676	554,579
27,000	FinecoBank Banca Fineco SpA	182,261	599,041
150,000	GAM Holding AG†	64,134	19,283
1,000	Julius Baer Group Ltd.	47,234	67,603
20,000	Kinnevik AB, Cl. A	306,313	199,981
4,000	Morgan Stanley	97,682	563,440
Shares		Cost	Market Value
40,000	Resona Holdings Inc.	$181,079	$369,987
4,000	State Street Corp.	246,331	425,360
1,000	T. Rowe Price Group Inc.	71,771	96,500
10,000	The Bank of New York Mellon Corp.	315,339	911,100
1,500	The PNC Financial Services Group Inc.	102,907	279,630
7,000	UBS Group AG	70,979	236,740
2,500	Wells Fargo & Co.	78,945	200,300
		3,278,623	8,577,606
	Food and Beverage — 11.3%
5,000	Danone SA	335,187	408,513
40,000	Davide Campari-Milano NV	131,897	269,044
6,000	Diageo plc, ADR	665,410	605,040
6,200	Fomento Economico Mexicano SAB de CV, ADR	498,541	638,476
2,100	General Mills Inc.	141,575	108,801
2,000	Heineken NV	133,144	174,384
4,000	Kerry Group plc, Cl. A	300,765	430,659
53,000	Kikkoman Corp.	345,381	492,441
16,500	Maple Leaf Foods Inc.	298,318	343,752
3,000	McCormick & Co. Inc.	133,799	226,528
3,000	McCormick & Co. Inc., Non-Voting	106,428	227,460
3,600	Molson Coors Beverage Co., Cl. B	190,719	173,124
14,000	Nestlé SA	1,013,818	1,390,913
3,400	Pernod Ricard SA	384,962	338,826
12,500	Remy Cointreau SA	905,183	637,860
14,500	The Campbell’s Company	598,838	444,425
5,400	The Kraft Heinz Co.	153,954	139,428
625	WK Kellogg Co.	7,424	9,962
11,000	Yakult Honsha Co. Ltd.	247,460	207,198
		6,592,803	7,266,834
	Health Care — 2.2%
20,000	Achaogen Inc.†(a)	4,200	0
4,000	Bristol-Myers Squibb Co.	177,668	185,160
800	GSK plc, ADR	33,309	30,720
9,000	Haleon plc, ADR	71,142	93,330
700	ICU Medical Inc.†	39,966	92,505
1,000	Idorsia Ltd.†	1,310	2,710
2,400	Johnson & Johnson	301,972	366,600
4,500	Perrigo Co. plc	158,588	120,240
10,000	Pfizer Inc.	252,066	242,400
5,000	Roche Holding AG, ADR	93,345	203,800
10,000	Viatris Inc.	128,514	89,300
		1,262,080	1,426,765
	Hotels and Gaming — 1.7%
7,500	Caesars Entertainment Inc.†	283,227	212,925

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
190,000	Mandarin Oriental International Ltd.	$306,552	$362,900
40,000	Ollamani SAB†	99,811	106,584
200,000	The Hongkong & Shanghai Hotels Ltd.†	290,849	140,129
3,000	Wynn Resorts Ltd.	262,095	281,010
		1,242,534	1,103,548
	Machinery — 3.6%
138,000	CNH Industrial NV, New York	1,117,995	1,788,480
2,666	NKT A/S†	52,701	215,721
1,500	Tennant Co.	117,695	116,220
21,024	Twin Disc Inc.	278,558	185,642
		1,566,949	2,306,063
	Metals and Mining — 0.1%
11,300	Ampco-Pittsburgh Corp.†	47,826	33,448

	Publishing — 0.3%
75,000	Louis Hachette Group	99,680	153,590
18,000	The E.W. Scripps Co., Cl. A†	166,663	52,920
		266,343	206,510
	Real Estate — 0.0%
1,000	Millrose Properties Inc.	11,060	28,510

	Retail — 1.8%
4,000	Nathan’s Famous Inc.	232,477	442,320
2,500	Prosus NV	64,782	139,793
45,000	Walgreens Boots Alliance Inc.	786,359	516,600
1,700	Zalando SE†	66,063	55,970
		1,149,681	1,154,683
	Specialty Chemicals — 1.1%
700	Ashland Inc.	35,829	35,196
2,200	Darling Ingredients Inc.†	89,700	83,468
3,300	International Flavors & Fragrances Inc.	278,638	242,715
5,000	Novonesis Novozymes B	186,739	358,476
200	The Chemours Co.	1,719	2,290
		592,625	722,145
	Telecommunication Services — 5.3%
2,300	Cogeco Communications Inc.	118,111	120,004
2,800	Cogeco Inc.	120,173	138,237
13,000	Deutsche Telekom AG	261,363	474,255
20,000	Deutsche Telekom AG, ADR	364,253	731,800
280,000	HKBN Ltd.	200,879	177,275
75,000	Koninklijke KPN NV	221,421	365,400
26,000	Liberty Global Ltd., Cl. A†	286,925	260,260
Shares		Cost	Market Value
15,000	Liberty Global Ltd., Cl. C†	$180,514	$154,650
60,000	Pharol SGPS SA†	30,852	4,311
14,500	Proximus SA	167,910	141,083
7,500	Sunrise Communications AG, Cl. A	366,918	422,711
100,000	Telefonica Deutschland Holding AG	291,775	269,868
3,000	Verizon Communications Inc.	129,450	129,810
		2,740,544	3,389,664
	Wireless Telecommunication Services — 5.3%
20,000	Millicom International Cellular SA	373,012	749,400
5,000	Orange Belgium SA†	107,824	99,242
5,200	T-Mobile US Inc.	431,548	1,238,952
13,000	VEON Ltd., ADR†	250,770	598,910
66,200	Vodafone Group plc, ADR	802,287	705,692
		1,965,441	3,392,196
	TOTAL COMMON STOCKS	40,868,399	63,589,705

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
8,000	Ampco-Pittsburgh Corp., expire 08/01/25†	5,465	152

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$695,000	U.S. Treasury Bills, 4.252% to 4.293%††, 08/21/25 to 09/11/25	690,260	690,222

	TOTAL INVESTMENTS — 99.8%	$41,564,124	64,280,079

	Other Assets and Liabilities (Net) — 0.2%		105,386

	NET ASSETS — 100.0%		$64,385,465

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
Europe	44.8%	$28,771,802
United States	36.5	23,499,236
Japan	10.9	7,028,444
Asia/Pacific	3.3	2,114,583
Canada	2.8	1,783,694
Latin America	1.7	1,082,320
	100.0%	$64,280,079

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $41,564,124)	$64,280,079
Foreign currency, at value (cost $2,200)	2,207
Receivable for Fund shares sold	66
Receivable from Adviser	39,344
Dividends receivable	203,547
Prepaid expenses	2,846
Total Assets	64,528,089
Liabilities:
Payable to bank	11,810
Payable for investment advisory fees	51,795
Payable for accounting fees	7,500
Payable for distribution fees	824
Payable for legal and audit fees	26,659
Payable for shareholder communications	24,640
Payable for custodian fees	14,938
Other accrued expenses	4,458
Total Liabilities	142,624
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,892,965 shares outstanding)	$64,385,465

Net Assets Consist of:
Paid-in capital	$42,282,625
Total distributable earnings	22,102,840
Net Assets	$64,385,465

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,692,240 ÷ 79,431 shares outstanding; 75,000,000 shares authorized)	$33.89
Class A:
Net Asset Value and redemption price per share ($914,666 ÷ 26,930 shares outstanding; 50,000,000 shares authorized)	$33.96
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$36.03
Class C:
Net Asset Value and redemption price per share ($123,101 ÷ 4,399 shares outstanding; 25,000,000 shares authorized)	$27.98
Class I:
Net Asset Value, offering, and redemption price per share ($60,655,458 ÷ 1,782,205 shares outstanding; 25,000,000 shares authorized)	$34.03

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $61,557)	$969,949
Interest	40,419
Total Investment Income	1,010,368
Expenses:
Investment advisory fees	306,309
Distribution fees - Class AAA	3,131
Distribution fees - Class A	1,092
Distribution fees - Class C	789
Legal and audit fees	25,837
Accounting fees	22,500
Shareholder communications expenses	18,789
Registration expenses	17,100
Shareholder services fees	8,616
Custodian fees	8,530
Directors’ fees	4,310
Interest expense	31
Miscellaneous expenses	21,976
Total Expenses	439,010
Less:
Expense reimbursements (See Note 3)	(162,221)
Expenses paid indirectly by broker (See Note 6)	(1,080)
Total Reimbursements and Credits	(163,301)
Net Expenses	275,709
Net Investment Income	734,659

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(2,140)
Net realized gain on foreign currency transactions	1,849
Net realized loss on investments and foreign currency transactions	(291)
Net change in unrealized appreciation/depreciation:
on investments	6,960,163
on foreign currency translations	10,447
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,970,610
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,970,319
Net Increase in Net Assets Resulting from Operations	$7,704,978

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$734,659	$911,794
Net realized gain/(loss) on investments and foreign currency transactions	(291)	416,812
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,970,610	(334,674)
Net Increase in Net Assets Resulting from Operations	7,704,978	993,932

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(73,273)
Class A	—	(25,163)
Class C	—	(10,352)
Class I	—	(1,812,941)
	—	(1,921,729)
Return of capital
Class AAA	—	(753)
Class A	—	(259)
Class C	—	(111)
Class I	—	(18,626)
	—	(19,749)
Total Distributions to Shareholders	—	(1,941,478)

Capital Share Transactions:
Class AAA	(68,835)	(1,593,807)
Class A	(36,837)	36,854
Class C	(198,895)	(71,842)
Class I	(7,719,363)	9,958,443
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(8,023,930)	8,329,648

Net Increase/(Decrease) in Net Assets	(318,952)	7,382,102

Net Assets:
Beginning of year	64,704,417	57,322,315
End of period	$64,385,465	$64,704,417

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)(e)		Portfolio Turnover Rate
Class AAA
2025(f)	$30.00	$0.38		$3.51	$3.89	$—	$—	$—	$—	$—	$33.89	12.97%	$2,692	2.43	%(g)	1.67	%(g)	0.90	%(g)	1%
2024	30.30	0.44		0.18	0.62	(0.71)	(0.20)	(0.01)	(0.92)	—	30.00	2.07	2,449	1.42		1.61		0.90		7
2023	28.22	0.48		2.32	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.30	9.92	4,081	1.64		1.71		0.90		9
2022	34.68	0.30		(5.73)	(5.43)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.22	(15.63)	3,954	1.01		1.65		0.90		11
2021	29.04	0.39	(h)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(h)	1.62		0.90		10
2020	26.18	0.19		2.87	3.06	(0.20)	—	—	(0.20)	0.00	29.04	11.68	5,157	0.79		1.72		0.90		8
Class A
2025(f)	$30.06	$0.37		$3.53	$3.90	$—	$—	$—	$—	$—	$33.96	12.97%	$915	2.37	%(g)	1.67	%(g)	0.90	%(g)	1%
2024	30.36	0.46		0.17	0.63	(0.71)	(0.21)	(0.01)	(0.93)	—	30.06	2.06	840	1.50		1.61		0.90		7
2023	28.28	0.49		2.31	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.36	9.90	813	1.65		1.71		0.90		9
2022	34.75	0.29		(5.73)	(5.44)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.28	(15.62)	815	0.97		1.65		0.90		11
2021	29.10	0.39	(h)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(h)	1.62		0.90		10
2020	26.23	0.18		2.89	3.07	(0.20)	—	—	(0.20)	0.00	29.10	11.69	840	0.76		1.72		0.90		8
Class C
2025(f)	$24.77	$0.25		$2.96	$3.21	$—	$—	$—	$—	$—	$27.98	12.96%	$123	1.96	%(g)	2.42	%(g)	0.90	%(g)	1%
2024	25.14	0.36		0.16	0.52	(0.71)	(0.17)	(0.01)	(0.89)	—	24.77	2.06	299	1.40		2.36		0.90		7
2023	23.51	0.40		1.93	2.33	(0.57)	(0.04)	(0.09)	(0.70)	—	25.14	9.89	373	1.64		2.46		0.90		9
2022	28.93	0.25		(4.77)	(4.52)	(0.26)	(0.63)	(0.01)	(0.90)	—	23.51	(15.59)	417	1.00		2.40		0.90		11
2021	24.30	0.34	(h)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(h)	2.38		0.90		10
2020	21.94	0.15		2.41	2.56	(0.20)	—	—	(0.20)	0.00	24.30	11.65	968	0.74		2.47		0.90		8
Class I
2025(f)	$30.12	$0.38		$3.53	$3.91	$—	$—	$—	$—	$—	$34.03	12.98%	$60,655	2.40	%(g)	1.42	%(g)	0.90	%(g)	1%
2024	30.43	0.48		0.14	0.62	(0.71)	(0.21)	(0.01)	(0.93)	—	30.12	2.03	61,116	1.56		1.36		0.90		7
2023	28.34	0.51		2.30	2.81	(0.57)	(0.05)	(0.10)	(0.72)	—	30.43	9.91	52,055	1.72		1.46		0.90		9
2022	34.82	0.30		(5.75)	(5.45)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.34	(15.61)	47,336	0.99		1.40		0.90		11
2021	29.15	0.39	(h)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(h)	1.37		0.90		10
2020	26.28	0.19		2.88	3.07	(0.20)	—	—	(0.20)	0.00	29.15	11.67	48,234	0.79		1.47		0.90		8

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods/years presented, there was no material impact on the expense ratios.
(d)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $162,221, $282,552, $357,890, $295,664, $311,048, and $295,855 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(e)	The Fund incurred interest expense, the effect of which was minimal.
(f)	For the six months ended June 30, 2025, unaudited.
(g)	Annualized.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.19 (Class AAA and Class A), $0.17 (Class C), and $0.19 (Class I), and the net investment income/(loss) ratios would have been 0.59% (Class AAA), 0.57% (Class A), (0.61%) (Class C), and 0.58% (Class I) for the year ended December 31, 2021.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Rising Income and Dividend Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is to seek to provide investors a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care	$1,426,765	—	$0	$1,426,765
Real Estate	—	$28,510	—	28,510
Telecommunication Services	3,119,796	269,868	—	3,389,664
Other Industries (b)	58,744,766	—	—	58,744,766
Total Common Stocks	63,291,327	298,378	0	63,589,705
Warrants (b)	152	—	—	152
U.S. Government Obligations	—	690,222	—	690,222
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$63,291,479	$988,600	$0	$64,280,079

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2025, if any, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to the reclassification of prior year return of capital and redesignation of dividends paid. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$1,487,269
Net long term capital gains	434,460
Return of capital	19,749
Total distributions paid	$1,941,478

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$42,309,674	$26,219,508	$(4,249,103)	$21,970,405

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2026, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2025, the Adviser reimbursed expenses in the amount of $162,221. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $802,663:

For the year ended December 31, 2023, expiring December 31, 2025	$357,890
For the year ended December 31, 2024, expiring December 31, 2026	282,552
For the six months ended June 30, 2025, expiring December 31, 2027	162,221
$802,663

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $983,949 and $795,091, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid brokerage commissions on security trades of $122 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $11 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,080.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2025, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 4 days of borrowings during the six months ended June 30, 2025 was $326,500 with a weighted average interest rate of 5.58%. The maximum amount borrowed at any time during the six months ended June 30, 2025 was $426,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The redemption fees retained by the Fund during the six months ended June 30, 2025 and the year ended December 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	235	$7,407	266	$8,151
Shares issued upon reinvestment of distributions	—	—	2,362	71,139
Shares redeemed	(2,457)	(76,242)	(55,677)	(1,673,097)
Net decrease	(2,222)	$(68,835)	(53,049)	$(1,593,807)
Class A
Shares sold	3,259	$100,378	2,063	$64,175
Shares issued upon reinvestment of distributions	—	—	799	24,120
Shares redeemed	(4,283)	(137,215)	(1,671)	(51,441)
Net increase/(decrease)	(1,024)	$(36,837)	1,191	$36,854
Class C
Shares issued upon reinvestment of distributions	—	—	420	$10,463
Shares redeemed	(7,684)	$(198,895)	(3,187)	(82,305)
Net decrease	(7,684)	$(198,895)	(2,767)	$(71,842)
Class I
Shares sold	19,597	$641,452	278,797	$8,779,492
Shares issued upon reinvestment of distributions	—	—	60,470	1,829,222
Shares redeemed	(266,260)	(8,360,815)	(21,296)	(650,272)
Net increase/(decrease)	(246,663)	$(7,719,363)	317,971	$9,958,442

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

9. Significant Shareholder. As of June 30, 2025, 55.2% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Change to the Fund’s Investment Policies. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

The Fund continues to pursue its investment objective of providing investors with a high level of total return through a combination of current income and appreciation of capital.

No other changes to the Fund’s investment policies were made in connection with these changes, nor are any such further changes currently anticipated.

13. Subsequent Events. Subsequent to June 30, 2025, the Board of the Fund approved a change to the non-fundamental investment policies of the Fund. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

There were no additional subsequent events through the date the financial statements were issued requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q225SAR

GABELLI
FUNDS

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

Semiannual Report
June 30, 2025

The Gabelli International Small Cap Fund

Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Caesar M.P. Bryan Portfolio Manager	Gustavo Pifano Portfolio Manager	Ashish Sinha Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli International Small Cap Fund was 22.3% compared with a total return of 21.3% for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Small Cap Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

The Gabelli International Small Cap Fund

Materials	22.3%
Industrials	17.3%
Consumer Discretionary	14.5%
Consumer Staples	14.0%
Health Care	12.1%
Information Technology	9.9%
Financials	6.5%
U.S. Government Obligations	4.1%
Communication Services	1.2%
Other Assets and Liabilities (Net)	(1.9)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli International Small Cap Fund

Schedule of Investments — June 30, 2025 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 95.4%
	MATERIALS — 22.3%
7,350	Alamos Gold Inc., Cl. A	$50,864	$195,496
8,000	Eldorado Gold Corp.†	86,947	162,720
8,544	Endeavour Mining plc	113,620	263,457
5,000	Labrador Iron Ore Royalty Corp.	90,519	104,204
6,000	OR Royalties Inc.	72,427	154,214
75,000	Perseus Mining Ltd.	76,499	167,828
20,000	Treatt plc	110,497	71,241
80,000	Westgold Resources Ltd.	132,212	151,111
1,000	Yamato Kogyo Co. Ltd.	58,873	60,845
		792,458	1,331,116
	INDUSTRIALS — 17.3%
8,000	AZ-COM MARUWA Holdings Inc.	122,710	56,720
40,000	Chemring Group plc	112,906	310,219
2,800	Clarkson plc	114,576	125,488
6,000	Daiei Kankyo Co. Ltd.	97,445	131,662
8,000	Iveco Group NV	78,499	157,374
1,100	Kawasaki Heavy Industries Ltd.	70,183	83,261
4,000	Loomis AB	148,615	168,102
		744,934	1,032,826
	CONSUMER DISCRETIONARY — 14.5%
10,000	Beneteau SACA	168,177	91,762
9,820	Entain plc	81,636	121,449
18,000	Genius Sports Ltd.†	135,306	187,200
2,200	JINS Holdings Inc.	125,148	130,468
75,000	Mandarin Oriental International Ltd.	149,583	143,250
20,000	Piaggio & C SpA	61,526	44,291
1,500	Sanrio Co. Ltd.	49,471	72,581
2,300	Tokyotokeiba Co. Ltd.	67,831	76,265
		838,678	867,266
	CONSUMER STAPLES — 14.0%
15,000	Austevoll Seafood ASA	129,584	144,205
5,500	Fevertree Drinks plc	138,747	70,513
7,000	Glanbia plc	73,254	103,071
3,443	Interparfums SA	95,672	133,918
1,350	Laurent-Perrier	121,625	149,164
4,000	Sakata Seed Corp.	118,342	97,358
2,000	Viscofan SA	118,948	142,296
		796,172	840,525
	INFORMATION TECHNOLOGY — 9.9%
4,000	A&D HOLON Holdings Co. Ltd.	53,479	58,415
7,500	GMO internet group Inc.	198,867	187,858
6,000	Optex Group Co. Ltd.	98,632	72,622
100,000	Oxford Metrics plc	116,940	68,632
			Market
Shares		Cost	Value
3,700	PSI Software SE†	$105,773	$132,932
5,000	Towa Corp.	65,210	69,963
		638,901	590,422
	HEALTH CARE — 9.7%
3,212	AddLife AB, Cl. B	14,063	64,064
1,000	Bachem Holding AG	28,410	73,099
7,000	Mani Inc.	88,794	60,033
2,000	Siegfried Holding AG	66,163	225,093
15,000	Tristel plc	71,265	84,418
850	Vetoquinol SA	52,908	74,293
		321,603	581,000
	FINANCIALS — 6.5%
11,500	Bridgepoint Group plc	53,298	49,061
17,000	Polar Capital Holdings plc	129,676	110,725
18,000	Tamburi Investment Partners SpA	126,034	166,232
17,000	TP ICAP Group plc	59,979	63,588
		368,987	389,606
	COMMUNICATION SERVICES — 1.2%
4,059	Manchester United plc, Cl. A†	75,780	72,291

	TOTAL COMMON STOCKS	4,577,513	5,705,052

	PREFERRED STOCKS — 2.4%
	HEALTH CARE — 2.4%
1,800	Draegerwerk AG & Co. KGaA, 0.190%	156,594	142,485

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.1%
$250,000	U.S. Treasury Bill, 4.285%††, 09/04/25	248,086	248,083

	TOTAL INVESTMENTS — 101.9%	$4,982,193	6,095,620

	Other Assets and Liabilities (Net) — (1.9)%		(114,352)

	NET ASSETS — 100.0%		$5,981,268

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

3

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
Europe	59.2%	$3,610,664
Japan	19.0	1,158,050
Canada	10.1	616,634
Asia/Pacific	7.6	462,189
United States	4.1	248,083
	100.0%	$6,095,620

See accompanying notes to financial statements.

4

The Gabelli International Small Cap Fund

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $4,982,193)	$6,095,620
Foreign currency, at value (cost $202)	204
Receivable for Fund shares sold	3,201
Receivable from Adviser	15,629
Dividends receivable	11,584
Prepaid expenses	11,903
Total Assets	6,138,141
Liabilities:
Payable to bank	87,295
Payable for investment advisory fees	4,877
Payable for distribution fees	691
Payable for legal and audit fees	26,083
Payable for shareholder communications	23,620
Other accrued expenses	14,307
Total Liabilities	156,873
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 424,165 shares outstanding)	$5,981,268

Net Assets Consist of:
Paid-in capital	$5,626,348
Total distributable earnings	354,920
Net Assets	$5,981,268

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,283,298 ÷ 235,628 shares outstanding; 75,000,000 shares authorized)	$13.93
Class A:
Net Asset Value and redemption price per share ($22,220 ÷ 1,599 shares outstanding; 50,000,000 shares authorized)	$13.90
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.75
Class C:
Net Asset Value and redemption price per share ($8,718 ÷ 701 shares outstanding; 25,000,000 shares authorized)	$12.44
Class I:
Net Asset Value, offering, and redemption price per share ($2,667,032 ÷ 186,237 shares outstanding; 25,000,000 shares authorized)	$14.32

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $10,831)	$81,505
Interest	2,951
Total Investment Income	84,456
Expenses:
Investment advisory fees	27,313
Distribution fees - Class AAA	3,811
Distribution fees - Class A	27
Distribution fees - Class C	39
Legal and audit fees	25,243
Registration expenses	15,874
Shareholder communications expenses	15,726
Shareholder services fees	8,737
Custodian fees	3,223
Interest expense	509
Directors’ fees	369
Miscellaneous expenses	19,371
Total Expenses	120,242
Less:
Expense reimbursements (See Note 3)	(94,459)
Expenses paid indirectly by broker (See Note 6)	(693)
Total Reimbursements and Credits	(95,152)
Net Expenses	25,090
Net Investment Income	59,366

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments - unaffiliated	(118,254)
Net realized gain on foreign currency transactions	375
Net realized loss on investments and foreign currency transactions	(117,879)
Net change in unrealized appreciation/depreciation:
on investments	1,180,542
on foreign currency translations	1,013
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,181,555
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,063,676
Net Increase in Net Assets Resulting from Operations	$1,123,042

See accompanying notes to financial statements.

5

The Gabelli International Small Cap Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$59,366	$75,034
Net realized loss on investments and foreign currency transactions	(117,879)	(78,960)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,181,555	(334,457)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,123,042	(338,383)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(15,699)
Class A	—	(127)
Class C	—	(43)
Class I	—	(12,068)
	—	(27,937)
Return of capital
Class AAA	—	(5,315)
Class A	—	(43)
Class C	—	(15)
Class I	—	(4,086)
	—	(9,459)
Total Distributions to Shareholders	—	(37,396)

Capital Share Transactions:
Class AAA	(239,050)	(903,481)
Class A	(5,426)	(27,494)
Class C	(15)	43
Class I	(106,272)	67,632
Net Decrease in Net Assets from Capital Share Transactions	(350,763)	(863,300)

Redemption Fees	2	389

Net Increase/(Decrease) in Net Assets	772,281	(1,238,690)

Net Assets:
Beginning of year	5,208,987	6,447,677
End of period	$5,981,268	$5,208,987

See accompanying notes to financial statements.

6

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$11.39	$0.13		$2.41	$2.54	$—	$—		$—	$—	$0.00	$13.93	22.30%	$3,283	2.18	%(f)	4.51	%(f)	0.92	%(f)(g)	7%
2024	12.21	0.15		(0.89)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.39	(6.04)	2,895	1.28		4.35		0.92	(g)	4
2023	11.68	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.21	6.32	4,010	1.00		4.02		0.93	(g)	6
2022	15.75	0.18	(h)	(4.20)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.68	(25.50)	4,216	1.48	(h)	3.64		0.92	(g)(i)	5
2021	15.44	0.13	(h)	0.51	0.64	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.75	4.16	6,191	0.79	(h)	2.89		0.92	(i)	15
2020	13.06	0.06		2.44	2.50	(0.12)	—		—	(0.12)	0.00	15.44	19.16	6,617	0.51		3.65		0.91		22
Class A
2025(e)	$11.36	$0.12		$2.42	$2.54	$—	$—		$—	$—	$0.00	$13.90	22.36%	$22	1.99	%(f)	4.51	%(f)	0.92	%(f)(g)	7%
2024	12.18	0.16		(0.90)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.36	(6.05)	23	1.36		4.35		0.92	(g)	4
2023	11.65	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.18	6.34	52	1.01		4.02		0.93	(g)	6
2022	15.72	0.17	(h)	(4.19)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.65	(25.55)	49	1.40	(h)	3.64		0.92	(g)(i)	5
2021	15.40	0.13	(h)	0.52	0.65	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.72	4.24	104	0.82	(h)	2.89		0.92	(i)	15
2020	13.03	0.06		2.43	2.49	(0.12)	—		—	(0.12)	0.00	15.40	19.13	101	0.50		3.65		0.91		22
Class C
2025(e)	$10.17	$0.12		$2.15	$2.27	$—	$—		$—	$—	$—	$12.44	22.32%	$9	2.20	%(f)	5.26	%(f)	0.92	%(f)(g)	7%
2024	10.92	0.14		(0.81)	(0.67)	(0.06)	—		(0.02)	(0.08)	0.00	10.17	(6.11)	7	1.26		5.10		0.92	(g)	4
2023	10.46	0.11		0.56	0.67	(0.21)	—		—	(0.21)	0.00	10.92	6.39	8	1.01		4.77		0.93	(g)	6
2022	14.12	0.15	(h)	(3.76)	(3.61)	(0.05)	—		—	(0.05)	—	10.46	(25.55)	7	1.36	(h)	4.39		0.92	(g)(i)	5
2021	13.87	0.11	(h)	0.47	0.58	(0.33)	(0.00	)(b)	—	(0.33)	0.00	14.12	4.20	16	0.77	(h)	3.64		0.92	(i)	15
2020	11.74	0.05		2.20	2.25	(0.12)	—		—	(0.12)	0.00	13.87	19.19	28	0.48		4.40		0.91		22
Class I
2025(e)	$11.70	$0.14		$2.48	$2.62	$—	$—		$—	$—	$0.00	$14.32	22.39%	$2,667	2.16	%(f)	4.26	%(f)	0.92	%(f)(g)	7%
2024	12.55	0.16		(0.93)	(0.77)	(0.06)	—		(0.02)	(0.08)	0.00	11.70	(6.11)	2,284	1.27		4.10		0.92	(g)	4
2023	11.99	0.12		0.65	0.77	(0.21)	—		—	(0.21)	0.00	12.55	6.41	2,378	0.99		3.77		0.93	(g)	6
2022	16.18	0.19	(h)	(4.33)	(4.14)	(0.05)	—		—	(0.05)	0.00	11.99	(25.57)	2,592	1.52	(h)	3.39		0.92	(g)(i)	5
2021	15.85	0.14	(h)	0.52	0.66	(0.33)	(0.00	)(b)	—	(0.33)	0.00	16.18	4.18	4,376	0.87	(h)	2.64		0.92	(i)	15
2020	13.41	0.05		2.51	2.56	(0.12)	—		—	(0.12)	0.00	15.85	19.11	4,342	0.39		3.40		0.91		22

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $94,459, $194,610, $251,208, $205,704, $216,306, and $210,061 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.90%, 0.91%, and 0.90% for each Class for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, and 2020. For the year ended December 31, 2021, the effect of interest expense was minimal.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025 and the fiscal years ended December 31, 2024 and 2023, if credits had not been received, the expense ratios would have been 0.94%, 0.94%, and 0.95% for each Class, respectively. For the year ended December 31, 2022, there was no material impact to the expense ratios.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.09 and $0.06 (Class AAA), $0.08 and $0.06 (Class A), $0.07 and $0.05 (Class C), and $0.10 and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.77% and 0.36% (Class AAA), 0.69% and 0.39% (Class A), 0.65% and 0.34% (Class C), and 0.81% and 0.44% (Class I) for the years ended December 31 2022 and 2021, respectively.
(i)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

7

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli International Small Cap Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$5,705,052	—	$5,705,052
Preferred Stocks (a)	142,485	—	142,485
U.S. Government Obligations	—	$248,083	248,083
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,847,537	$248,083	$6,095,620

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted

9

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

10

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$27,937
Return of capital	9,459
Total distributions paid	$37,396

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. At December 31, 2024, the Fund had a short term capital loss carryforward with no expiration of $36,314 and a long term capital loss carryforward with no expiration of $611,210.

At June 30, 2025, there was no tax adjustment to the cost of investments.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the

11

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2026, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2025, the Adviser reimbursed the Fund in the amount of $94,459. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At June 30, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $540,277:

For the year ended December 31, 2023, expiring December 31, 2025	$251,208
For the year ended December 31, 2024, expiring December 31, 2026	194,610
For the six months ended June 30, 2025, expiring December 31, 2027	94,459
$540,277

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $358,177 and $696,172, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2025.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $693.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the

12

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2025, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2025 and the fiscal year ended December 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,021	$49,419	2,541	$30,591
Shares issued upon reinvestment of distributions	—	—	1,813	20,721
Shares redeemed	(22,602)	(288,469)	(78,477)	(954,793)
Net decrease	(18,581)	$(239,050)	(74,123)	$(903,481)
Class A
Shares issued upon reinvestment of distributions	—	—	15	$168
Shares redeemed	(449)	$(5,426)	(2,237)	(27,662)
Net decrease	(449)	$(5,426)	(2,222)	$(27,494)
Class C
Shares issued upon reinvestment of distributions	—	—	6	$58
Shares redeemed	(1)	$(15)	(2)	(15)
Net increase/(decrease)	(1)	$(15)	4	$43
Class I
Shares sold	3,822	$51,407	25,852	$313,315
Shares issued upon reinvestment of distributions	—	—	1,318	15,476
Shares redeemed	(12,733)	(157,679)	(21,523)	(261,159)
Net increase/(decrease)	(8,911)	$(106,272)	5,647	$67,632

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by

13

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q225SAR

GABELLI
FUNDS

THE GABELLI INTERNATIONAL SMALL CAP FUND

Semiannual Report
June 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2025(d)	$57.99	$0.06	$5.07	$5.13	$—		$—	$—		$—	$0.00	$63.12	8.85%	$110,456	0.21	%(e)	1.48	%(e)	0.90	%(e)	8%
2024	45.77	(0.11)	13.74	13.63	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.99	29.71	105,995	(0.20)		1.48		0.90		26
2023	34.14	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.77	34.47	89,342	(0.18)		1.61		0.90		37
2022	54.68	(0.14)	(20.34)	(20.48)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.14	(37.45)	73,186	(0.34)		1.52		0.90	(f)(g)	36
2021	47.04	(0.25)	10.19	9.94	(0.02)		(2.28)	—		(2.30)	0.00	54.68	21.10	126,055	(0.49)		1.50		0.91	(f)	49
2020	35.56	(0.05)	12.64	12.59	(0.09)		(1.02)	—		(1.11)	0.00	47.04	35.43	115,210	(0.14)		1.57		0.90		50
Class A
2025(d)	$57.95	$0.06	$5.06	$5.12	$—		$—	$—		$—	$0.00	$63.07	8.84%	$6,223	0.22	%(e)	1.48	%(e)	0.90	%(e)	8%
2024	45.74	(0.11)	13.73	13.62	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.95	29.71	5,613	(0.20)		1.48		0.90		26
2023	34.11	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.74	34.50	3,973	(0.19)		1.61		0.90		37
2022	54.64	(0.14)	(20.33)	(20.47)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.11	(37.46)	2,957	(0.35)		1.52		0.90	(f)(g)	36
2021	47.01	(0.25)	10.18	9.93	(0.02)		(2.28)	—		(2.30)	0.00	54.64	21.09	5,252	(0.49)		1.50		0.91	(f)	49
2020	35.55	(0.05)	12.62	12.57	(0.09)		(1.02)	—		(1.11)	0.00	47.01	35.38	4,804	(0.12)		1.57		0.90		50
Class C
2025(d)	$46.71	$0.05	$4.08	$4.13	$—		$—	$—		$—	$0.00	$50.84	8.84%	$920	0.21	%(e)	2.23	%(e)	0.90	%(e)	8%
2024	36.88	(0.09)	11.07	10.98	(0.06)		(1.04)	(0.05)		(1.15)	0.00	46.71	29.72	875	(0.19)		2.23		0.90		26
2023	27.53	(0.06)	9.55	9.49	(0.14)		—	(0.00	)(b)	(0.14)	0.00	36.88	34.46	952	(0.19)		2.36		0.90		37
2022	44.09	(0.12)	(16.39)	(16.51)	(0.00	)(b)	(0.05)	—		(0.05)	0.00	27.53	(37.45)	881	(0.36)		2.27		0.90	(f)(g)	36
2021	38.30	(0.21)	8.30	8.09	(0.02)		(2.28)	—		(2.30)	0.00	44.09	21.08	2,411	(0.49)		2.25		0.91	(f)	49
2020	29.11	(0.04)	10.34	10.30	(0.09)		(1.02)	—		(1.11)	0.00	38.30	35.41	2,376	(0.12)		2.32		0.90		50
Class I
2025(d)	$59.55	$0.06	$5.20	$5.26	$—		$—	$—		$—	$0.00	$64.81	8.83%	$80,421	0.20	%(e)	1.23	%(e)	0.90	%(e)	8%
2024	47.00	(0.11)	14.10	13.99	(0.06)		(1.33)	(0.05)		(1.44)	0.00	59.55	29.71	77,841	(0.20)		1.23		0.90		26
2023	35.05	(0.08)	12.17	12.09	(0.14)		—	(0.00	)(b)	(0.14)	0.00	47.00	34.48	56,611	(0.18)		1.36		0.90		37
2022	56.12	(0.14)	(20.87)	(21.01)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	35.05	(37.43)	53,709	(0.35)		1.27		0.90	(f)(g)	36
2021	48.23	(0.26)	10.45	10.19	(0.02)		(2.28)	—		(2.30)	0.00	56.12	21.10	106,107	(0.50)		1.25		0.91	(f)	49
2020	36.45	(0.08)	12.97	12.89	(0.09)		(1.02)	—		(1.11)	0.00	48.23	35.39	70,888	(0.18)		1.32		0.90		50

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $447,453, $854,439, $882,743, $880,676, $1,048,506, and $876,253 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	For the six months ended June 30, 2025, unaudited.
(e)	Annualized.
(f)	The Fund incurred tax expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2021, if tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022, there was no material impact to the expense ratios.

See accompanying notes to financial statements.

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$21.43	$0.11		$2.74	$2.85	$—	$—	$—	$—	$0.00	$24.28	13.30%	$56,687		1.01	%(f)	1.72	%(f)	0.90	%(f)	3%
2024	18.68	0.13	(g)	4.06	4.19	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.43	22.35	52,559		0.60	(g)	1.73		0.90		11
2023	15.25	0.06		3.43	3.49	(0.06)	—	—	(0.06)	0.00	18.68	22.89	47,834		0.36		1.90		0.91		11
2022	21.86	0.03		(6.29)	(6.26)	(0.35)	—	—	(0.35)	0.00	15.25	(28.62)	42,290		0.18		1.81		0.97	(h)	17
2021	22.18	0.56	(g)	0.59	1.15	(0.62)	(0.85)	—	(1.47)	—	21.86	5.17	65,025		2.33	(g)	1.65		0.90	(h)(i)	26
2020	19.64	0.11	(g)	3.11	3.22	(0.46)	(0.22)	—	(0.68)	0.00	22.18	16.42	67,239		0.57	(g)	1.77		0.90	(i)	41
Class A
2025(e)	$21.64	$0.11		$2.78	$2.89	$—	$—	$—	$—	$0.00	$24.53	13.35%	$261		1.01	%(f)	1.72	%(f)	0.90	%(f)	3%
2024	18.87	0.13	(g)	4.09	4.22	(0.50)	(0.76)	(0.19)	(1.45)	0.00	21.64	22.27	234		0.60	(g)	1.73		0.90		11
2023	15.40	0.06		3.47	3.53	(0.06)	—	—	(0.06)	0.00	18.87	22.92	224		0.36		1.90		0.91		11
2022	22.07	0.03		(6.35)	(6.32)	(0.35)	—	—	(0.35)	0.00	15.40	(28.62)	228		0.19		1.81		0.97	(h)	17
2021	22.38	0.56	(g)	0.60	1.16	(0.62)	(0.85)	—	(1.47)	—	22.07	5.16	428		2.30	(g)	1.65		0.90	(h)(i)	26
2020	19.81	0.11	(g)	3.14	3.25	(0.46)	(0.22)	—	(0.68)	0.00	22.38	16.43	422		0.59	(g)	1.77		0.90	(i)	41
Class C
2025(e)	$21.18	$0.12		$4.30	$4.42	$—	$—	$—	$—	$—	$25.60	20.87%	$0	(j)	1.00	%(f)	2.47	%(f)	0.90	%(f)	3%
2024	18.47	0.12	(g)	4.02	4.14	(0.49)	(0.76)	(0.18)	(1.43)	—	21.18	22.34	0	(j)	0.57	(g)	2.48		0.90		11
2023	12.00	0.06		6.47	6.53	(0.06)	—	—	(0.06)	—	18.47	54.42	0	(j)	0.38		2.64		0.91		11
2022	21.24	0.02		(9.26)	(9.24)	—	—	—	—	—	12.00	(43.50)	0	(j)	0.12		2.56		0.97	(h)	17
2021	21.59	0.64	(g)	0.48	1.12	(0.62)	(0.85)	—	(1.47)	—	21.24	5.17	3		2.76	(g)	2.40		0.91	(h)(i)	26
2020	19.13	0.10	(g)	3.04	3.14	(0.46)	(0.22)	—	(0.68)	—	21.59	16.44	49		0.54	(g)	2.52		0.90	(i)	41
Class I
2025(e)	$21.35	$0.11		$2.74	$2.85	$—	$—	$—	$—	$0.00	$24.20	13.35%	$14,246		1.01	%(f)	1.47	%(f)	0.90	%(f)	3%
2024	18.62	0.12	(g)	4.05	4.17	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.35	22.30	12,511		0.59	(g)	1.48		0.90		11
2023	15.20	0.06		3.42	3.48	(0.06)	—	—	(0.06)	0.00	18.62	22.90	10,704		0.36		1.65		0.91		11
2022	21.79	0.03		(6.27)	(6.24)	(0.35)	—	—	(0.35)	0.00	15.20	(28.62)	8,938		0.18		1.56		0.97	(h)	17
2021	22.11	0.55	(g)	0.60	1.15	(0.62)	(0.85)	—	(1.47)	—	21.79	5.18	13,523		2.32	(g)	1.40		0.90	(h)(i)	26
2020	19.58	0.11	(g)	3.10	3.21	(0.46)	(0.22)	—	(0.68)	0.00	22.11	16.42	13,931		0.58	(g)	1.52		0.90	(i)	41

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $254,771, $494,883, $527,312, $490,627, $589,925, and $591,218 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90% and 0.96% for each Class for the years ended December 31, 2023 and 2022, respectively. For the six months ended June 30, 2025 and the years ended December 31, 2024, 2021, and 2020, the effect of interest expense was minimal.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07, $0.05, and $0.09 (Class AAA), $0.08, $0.04, and $0.09 (Class A), $0.07, $0.15, and $0.08 (Class C), and $0.07, $0.05, and $0.09 (Class I), and the net investment income ratios would have been 0.35%, 0.20%, and 0.45% (Class AAA), 0.36%, 0.18%, and 0.47% (Class A), 0.33%, 0.63%, and 0.41% (Class C), and 0.35%, 0.20%, and 0.46% (Class I) for the years ended December 31, 2024, 2021, and 2020, respectively.
(h)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 0.90% for each Class.
(i)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2021 and 2020, there was no impact to the expense ratios.
(j)	Actual number of shares outstanding is 11.24, 10.02, 10.02, and 0.02 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, and 2022, respectively.

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$11.08	$0.07	$(0.10)	$(0.03)	$—	$—	$—	$—	$11.05	(0.27)%	$102	1.40	%(f)	2.43	%(f)	0.90	%(f)	13%
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	103	0.96		2.63		0.90		26
2023	8.70	0.07	3.35	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	92	0.74		3.37		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	67	0.52		3.40		0.90	(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	83	(0.17)		3.49		0.90	(h)	79
2020	9.26	0.05	1.42	1.47	(0.06)	—	(0.06)	—	10.67	15.87	120	0.61		9.40		0.90		63
Class A
2025(e)	$11.08	$0.07	$(0.10)	$(0.03)	$—	$—	$—	$—	$11.05	(0.27)%	$17	1.40	%(f)	2.43	%(f)	0.90	%(f)	13%
2024	10.89	0.11	1.08	1.19	(0.11)	(0.89)	(1.00)	—	11.08	10.98	17	0.96		2.63		0.90		26
2023	8.70	0.07	3.34	3.41	(0.07)	(1.15)	(1.22)	—	10.89	38.93	16	0.74		3.37		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	11	0.52		3.40		0.90	(g)	30
2021	10.66	(0.02)	2.05	2.03	(0.07)	(1.58)	(1.65)	0.00	11.04	19.38	13	(0.18)		3.49		0.90	(h)	79
2020	9.26	0.05	1.41	1.46	(0.06)	—	(0.06)	—	10.66	15.76	11	0.66		9.40		0.90		63
Class C
2025(e)	$11.03	$0.07	$(0.09)	$(0.02)	$—	$—	$—	$—	$11.01	(0.18)%	$17	1.40	%(f)	3.18	%(f)	0.90	%(f)	13%
2024	10.85	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	—	11.03	10.89	17	0.96		3.38		0.90		26
2023	8.66	0.07	3.33	3.40	(0.07)	(1.14)	(1.21)	—	10.85	39.06	15	0.74		4.12		0.90		42
2022	11.00	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.66	(16.25)	11	0.52		4.15		0.90	(g)	30
2021	10.63	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.00	19.34	13	(0.18)		4.24		0.90	(h)	79
2020	9.23	0.05	1.41	1.46	(0.06)	—	(0.06)	—	10.63	15.81	11	0.66		10.15		0.90		63
Class I
2025(e)	$11.08	$0.08	$(0.11)	$(0.03)	$—	$—	$—	$—	$11.05	(0.27)%	$15,343	1.46	%(f)	2.18	%(f)	0.90	%(f)	13%
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	12,528	0.97		2.38		0.90		26
2023	8.70	0.08	3.34	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	11,428	0.74		3.12		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	6,440	0.52		3.15		0.90	(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	6,801	(0.18)		3.24		0.90	(h)	79
2020	9.26	0.09	1.38	1.47	(0.06)	—	(0.06)	—	10.67	15.87	3,922	1.11		9.15		0.90		63

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $85,961, $167,739, $176,163, $148,978, $147,312, and $163,109 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.91%, 0.91%, 0.92%, 0.92%, 0.92%, and 0.96% for each Class, respectively.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.
(g)	The Fund incurred interest expense. For the year ended December 31, 2022, there was no material impact on the expense ratios.
(h)	The Fund incurred tax expense for the year ended December 31, 2021 and there was no material impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)(e)		Portfolio Turnover Rate
Class AAA
2025(f)	$30.00	$0.38		$3.51	$3.89	$—	$—	$—	$—	$—	$33.89	12.97%	$2,692	2.43	%(g)	1.67	%(g)	0.90	%(g)	1%
2024	30.30	0.44		0.18	0.62	(0.71)	(0.20)	(0.01)	(0.92)	—	30.00	2.07	2,449	1.42		1.61		0.90		7
2023	28.22	0.48		2.32	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.30	9.92	4,081	1.64		1.71		0.90		9
2022	34.68	0.30		(5.73)	(5.43)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.22	(15.63)	3,954	1.01		1.65		0.90		11
2021	29.04	0.39	(h)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(h)	1.62		0.90		10
2020	26.18	0.19		2.87	3.06	(0.20)	—	—	(0.20)	0.00	29.04	11.68	5,157	0.79		1.72		0.90		8
Class A
2025(f)	$30.06	$0.37		$3.53	$3.90	$—	$—	$—	$—	$—	$33.96	12.97%	$915	2.37	%(g)	1.67	%(g)	0.90	%(g)	1%
2024	30.36	0.46		0.17	0.63	(0.71)	(0.21)	(0.01)	(0.93)	—	30.06	2.06	840	1.50		1.61		0.90		7
2023	28.28	0.49		2.31	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.36	9.90	813	1.65		1.71		0.90		9
2022	34.75	0.29		(5.73)	(5.44)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.28	(15.62)	815	0.97		1.65		0.90		11
2021	29.10	0.39	(h)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(h)	1.62		0.90		10
2020	26.23	0.18		2.89	3.07	(0.20)	—	—	(0.20)	0.00	29.10	11.69	840	0.76		1.72		0.90		8
Class C
2025(f)	$24.77	$0.25		$2.96	$3.21	$—	$—	$—	$—	$—	$27.98	12.96%	$123	1.96	%(g)	2.42	%(g)	0.90	%(g)	1%
2024	25.14	0.36		0.16	0.52	(0.71)	(0.17)	(0.01)	(0.89)	—	24.77	2.06	299	1.40		2.36		0.90		7
2023	23.51	0.40		1.93	2.33	(0.57)	(0.04)	(0.09)	(0.70)	—	25.14	9.89	373	1.64		2.46		0.90		9
2022	28.93	0.25		(4.77)	(4.52)	(0.26)	(0.63)	(0.01)	(0.90)	—	23.51	(15.59)	417	1.00		2.40		0.90		11
2021	24.30	0.34	(h)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(h)	2.38		0.90		10
2020	21.94	0.15		2.41	2.56	(0.20)	—	—	(0.20)	0.00	24.30	11.65	968	0.74		2.47		0.90		8
Class I
2025(f)	$30.12	$0.38		$3.53	$3.91	$—	$—	$—	$—	$—	$34.03	12.98%	$60,655	2.40	%(g)	1.42	%(g)	0.90	%(g)	1%
2024	30.43	0.48		0.14	0.62	(0.71)	(0.21)	(0.01)	(0.93)	—	30.12	2.03	61,116	1.56		1.36		0.90		7
2023	28.34	0.51		2.30	2.81	(0.57)	(0.05)	(0.10)	(0.72)	—	30.43	9.91	52,055	1.72		1.46		0.90		9
2022	34.82	0.30		(5.75)	(5.45)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.34	(15.61)	47,336	0.99		1.40		0.90		11
2021	29.15	0.39	(h)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(h)	1.37		0.90		10
2020	26.28	0.19		2.88	3.07	(0.20)	—	—	(0.20)	0.00	29.15	11.67	48,234	0.79		1.47		0.90		8

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods/years presented, there was no material impact on the expense ratios.
(d)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $162,221, $282,552, $357,890, $295,664, $311,048, and $295,855 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(e)	The Fund incurred interest expense, the effect of which was minimal.
(f)	For the six months ended June 30, 2025, unaudited.
(g)	Annualized.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.19 (Class AAA and Class A), $0.17 (Class C), and $0.19 (Class I), and the net investment income/(loss) ratios would have been 0.59% (Class AAA), 0.57% (Class A), (0.61%) (Class C), and 0.58% (Class I) for the year ended December 31, 2021.

See accompanying notes to financial statements.

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$11.39	$0.13		$2.41	$2.54	$—	$—		$—	$—	$0.00	$13.93	22.30%	$3,283	2.18	%(f)	4.51	%(f)	0.92	%(f)(g)	7%
2024	12.21	0.15		(0.89)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.39	(6.04)	2,895	1.28		4.35		0.92	(g)	4
2023	11.68	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.21	6.32	4,010	1.00		4.02		0.93	(g)	6
2022	15.75	0.18	(h)	(4.20)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.68	(25.50)	4,216	1.48	(h)	3.64		0.92	(g)(i)	5
2021	15.44	0.13	(h)	0.51	0.64	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.75	4.16	6,191	0.79	(h)	2.89		0.92	(i)	15
2020	13.06	0.06		2.44	2.50	(0.12)	—		—	(0.12)	0.00	15.44	19.16	6,617	0.51		3.65		0.91		22
Class A
2025(e)	$11.36	$0.12		$2.42	$2.54	$—	$—		$—	$—	$0.00	$13.90	22.36%	$22	1.99	%(f)	4.51	%(f)	0.92	%(f)(g)	7%
2024	12.18	0.16		(0.90)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.36	(6.05)	23	1.36		4.35		0.92	(g)	4
2023	11.65	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.18	6.34	52	1.01		4.02		0.93	(g)	6
2022	15.72	0.17	(h)	(4.19)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.65	(25.55)	49	1.40	(h)	3.64		0.92	(g)(i)	5
2021	15.40	0.13	(h)	0.52	0.65	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.72	4.24	104	0.82	(h)	2.89		0.92	(i)	15
2020	13.03	0.06		2.43	2.49	(0.12)	—		—	(0.12)	0.00	15.40	19.13	101	0.50		3.65		0.91		22
Class C
2025(e)	$10.17	$0.12		$2.15	$2.27	$—	$—		$—	$—	$—	$12.44	22.32%	$9	2.20	%(f)	5.26	%(f)	0.92	%(f)(g)	7%
2024	10.92	0.14		(0.81)	(0.67)	(0.06)	—		(0.02)	(0.08)	0.00	10.17	(6.11)	7	1.26		5.10		0.92	(g)	4
2023	10.46	0.11		0.56	0.67	(0.21)	—		—	(0.21)	0.00	10.92	6.39	8	1.01		4.77		0.93	(g)	6
2022	14.12	0.15	(h)	(3.76)	(3.61)	(0.05)	—		—	(0.05)	—	10.46	(25.55)	7	1.36	(h)	4.39		0.92	(g)(i)	5
2021	13.87	0.11	(h)	0.47	0.58	(0.33)	(0.00	)(b)	—	(0.33)	0.00	14.12	4.20	16	0.77	(h)	3.64		0.92	(i)	15
2020	11.74	0.05		2.20	2.25	(0.12)	—		—	(0.12)	0.00	13.87	19.19	28	0.48		4.40		0.91		22
Class I
2025(e)	$11.70	$0.14		$2.48	$2.62	$—	$—		$—	$—	$0.00	$14.32	22.39%	$2,667	2.16	%(f)	4.26	%(f)	0.92	%(f)(g)	7%
2024	12.55	0.16		(0.93)	(0.77)	(0.06)	—		(0.02)	(0.08)	0.00	11.70	(6.11)	2,284	1.27		4.10		0.92	(g)	4
2023	11.99	0.12		0.65	0.77	(0.21)	—		—	(0.21)	0.00	12.55	6.41	2,378	0.99		3.77		0.93	(g)	6
2022	16.18	0.19	(h)	(4.33)	(4.14)	(0.05)	—		—	(0.05)	0.00	11.99	(25.57)	2,592	1.52	(h)	3.39		0.92	(g)(i)	5
2021	15.85	0.14	(h)	0.52	0.66	(0.33)	(0.00	)(b)	—	(0.33)	0.00	16.18	4.18	4,376	0.87	(h)	2.64		0.92	(i)	15
2020	13.41	0.05		2.51	2.56	(0.12)	—		—	(0.12)	0.00	15.85	19.11	4,342	0.39		3.40		0.91		22

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $94,459, $194,610, $251,208, $205,704, $216,306, and $210,061 for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.90%, 0.91%, and 0.90% for each Class for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, and 2020. For the year ended December 31, 2021, the effect of interest expense was minimal.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025 and the fiscal years ended December 31, 2024 and 2023, if credits had not been received, the expense ratios would have been 0.94%, 0.94%, and 0.95% for each Class, respectively. For the year ended December 31, 2022, there was no material impact to the expense ratios.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.09 and $0.06 (Class AAA), $0.08 and $0.06 (Class A), $0.07 and $0.05 (Class C), and $0.10 and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.77% and 0.36% (Class AAA), 0.69% and 0.39% (Class A), 0.65% and 0.34% (Class C), and 0.81% and 0.44% (Class I) for the years ended December 31 2022 and 2021, respectively.
(i)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open -End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

E. Val Cerutti	$5,000
Werner J. Roeder	$6,000
Anthonie C. van Ekris	$5,000
Salvatore J. Zizza	$7,000

(2)	Each director and each member of an advisory board for special compensation;

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.